UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Contrafund Portfolio

VIP Contrafund Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,089.90	$ 3.37
Hypothetical A	$ 1,000.00	$ 1,021.57	$ 3.26
Service Class
Actual	$ 1,000.00	$ 1,089.50	$ 3.89
Hypothetical A	$ 1,000.00	$ 1,021.08	$ 3.76
Service Class 2
Actual	$ 1,000.00	$ 1,088.60	$ 4.66
Hypothetical A	$ 1,000.00	$ 1,020.33	$ 4.51
Service Class 2R
Actual	$ 1,000.00	$ 1,088.60	$ 4.66
Hypothetical A	$ 1,000.00	$ 1,020.33	$ 4.51
Investor Class
Actual	$ 1,000.00	$ 1,089.40	$ 3.99
Hypothetical A	$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.65%
Service Class	.75%
Service Class 2.90%
Service Class 2R	.90%
Investor Class	.77%

Semiannual Report

VIP Contrafund Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	4.3	4.3
Hewlett-Packard Co.	2.7	2.6
Apple, Inc.	2.6	1.9
America Movil SAB de CV Series L sponsored ADR	2.6	2.2
Exxon Mobil Corp.	2.5	1.5
Berkshire Hathaway, Inc. Class A	2.5	2.7
AT&T, Inc.	2.0	1.2
Procter & Gamble Co.	1.9	2.2
Genentech, Inc.	1.9	2.4
The Walt Disney Co.	1.7	1.7
	24.7
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.9	17.8
Financials	14.4	21.2
Health Care	10.5	10.6
Energy	10.0	6.6
Industrials	7.8	7.0
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stocks 88.7%		Stocks 91.3%
	Short-Term Investments and Net Other Assets 11.3%		Short-Term Investments and Net Other Assets 8.7%
* Foreign investments	23.1%	** Foreign investments	23.6%

VIP Contrafund Portfolio

VIP Contrafund Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.1%
Gentex Corp.	254,100	$ 5,003,229
Johnson Controls, Inc.	118,500	13,718,745
The Goodyear Tire & Rubber Co. (a)	207,300	7,205,748
		25,927,722
Automobiles - 0.5%
DaimlerChrysler AG	106,500	9,792,675
Toyota Motor Corp.	1,703,200	107,199,404
		116,992,079
Distributors - 0.1%
Li & Fung Ltd.	3,118,000	11,225,151
Hotels, Restaurants & Leisure - 1.2%
Ambassadors Group, Inc.	233,499	8,296,219
California Pizza Kitchen, Inc. (a)	680,599	14,619,267
Chipotle Mexican Grill, Inc.:
Class A (a)	534,750	45,603,480
Class B (a)	18,972	1,491,768
Marriott International, Inc. Class A	665,010	28,755,032
McDonald's Corp.	1,835,984	93,194,548
Tim Hortons, Inc.	2,990,005	91,942,654
		283,902,968
Household Durables - 0.9%
Desarrolladora Homex Sab de CV sponsored ADR (a)	38,300	2,320,597
Gafisa SA ADR (a)(d)	474,700	14,810,640
Garmin Ltd.	1,626,587	120,318,640
Koninklijke Philips Electronics NV (NY Shares)	640,400	27,101,728
Mohawk Industries, Inc. (a)	51,500	5,190,685
Snap-On, Inc.	457,800	23,123,478
Sony Corp.	233,800	12,010,306
TomTom Group BV (a)(d)	206,100	10,580,033
		215,456,107
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	220,292	15,070,176
Liberty Media Corp. New - Interactive Series A (a)	1,088,661	24,309,800
Priceline.com, Inc. (a)	295,840	20,336,042
		59,716,018
Media - 2.6%
Central European Media Enterprises Ltd. Class A (a)	24,600	2,400,468
Comcast Corp. Class A (special) (non-vtg.)	1,279,550	35,776,218
EchoStar Communications Corp. Class A (a)	1,071,706	46,479,889
Focus Media Holding Ltd. ADR (a)(d)	526,862	26,606,531
Grupo Televisa SA de CV (CPO) sponsored ADR	360,200	9,945,122
McGraw-Hill Companies, Inc.	59,634	4,059,883

	Shares	Value
National CineMedia, Inc.	117,500	$ 3,291,175
News Corp. Class B (d)	2,340,610	53,693,593
The Walt Disney Co.	11,329,243	386,780,356
The Weinstein Co. II Holdings, LLC Class A-1 (a)(f)	11,499	11,499,000
Time Warner, Inc.	1,117,500	23,512,200
		604,044,435
Multiline Retail - 0.6%
Kohl's Corp. (a)	132,223	9,391,800
Marks & Spencer Group PLC	7,618,153	96,071,522
Saks, Inc.	179,800	3,838,730
Target Corp.	367,300	23,360,280
		132,662,332
Specialty Retail - 1.1%
American Eagle Outfitters, Inc.	992,722	25,473,247
Gamestop Corp. Class A (a)	1,332,300	52,092,930
Hennes & Mauritz AB (H&M) (B Shares)	115,072	6,839,309
Inditex SA	273,000	16,172,061
J. Crew Group, Inc.	1,448,264	78,336,600
Payless ShoeSource, Inc. (a)	74,400	2,347,320
Sports Direct International PLC	663,225	2,417,257
TJX Companies, Inc.	1,514,952	41,661,180
Tween Brands, Inc. (a)	55,900	2,493,140
Zumiez, Inc. (a)(d)	350,379	13,237,319
		241,070,363
Textiles, Apparel & Luxury Goods - 0.4%
Burberry Group PLC	181,500	2,503,910
Coach, Inc. (a)	746,700	35,386,113
Delta Woodside Industries, Inc. (a)	22,175	89
NIKE, Inc. Class B	963,800	56,179,902
Polo Ralph Lauren Corp. Class A	73,400	7,201,274
		101,271,288
TOTAL CONSUMER DISCRETIONARY		1,792,268,463
CONSUMER STAPLES - 6.2%
Beverages - 2.3%
Boston Beer Co., Inc. Class A (a)	48,600	1,912,410
C&C Group PLC	142,400	1,923,387
Diageo PLC sponsored ADR	764,000	63,648,840
InBev SA	65,817	5,240,384
PepsiCo, Inc.	3,503,762	227,218,966
The Coca-Cola Co.	4,327,809	226,387,689
		526,331,676
Food & Staples Retailing - 0.4%
Kroger Co.	222,310	6,253,580
SUPERVALU, Inc.	51,700	2,394,744
Susser Holdings Corp.	342,881	5,558,101
Tesco PLC	8,321,361	70,731,568
Walgreen Co.	246,600	10,736,964
		95,674,957
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.9%
Groupe Danone	1,064,306	$ 86,454,713
Kellogg Co.	400,466	20,740,134
Marine Harvest ASA (a)	12,541,000	13,652,788
Nestle SA (Reg.)	119,063	45,553,504
TreeHouse Foods, Inc. (a)	1,123,471	29,895,563
		196,296,702
Household Products - 2.4%
Colgate-Palmolive Co.	1,918,923	124,442,157
Procter & Gamble Co.	7,149,211	437,460,221
		561,902,378
Personal Products - 0.2%
Avon Products, Inc.	93,481	3,435,427
Bare Escentuals, Inc.	762,796	26,049,483
Estee Lauder Companies, Inc. Class A	350,700	15,960,357
		45,445,267
TOTAL CONSUMER STAPLES		1,425,650,980
ENERGY - 10.0%
Energy Equipment & Services - 2.1%
FMC Technologies, Inc. (a)	192,881	15,280,033
National Oilwell Varco, Inc. (a)	282,400	29,437,376
Schlumberger Ltd. (NY Shares)	4,043,438	343,449,624
Smith International, Inc.	1,642,950	96,342,588
		484,509,621
Oil, Gas & Consumable Fuels - 7.9%
Addax Petroleum, Inc.	172,100	6,436,483
Apache Corp.	258,800	21,115,492
BG Group PLC sponsored ADR	241,900	19,785,001
Cameco Corp.	427,778	21,685,062
Canadian Natural Resources Ltd.	533,600	35,454,783
Canadian Oil Sands Trust	1,070,600	33,105,434
Chesapeake Energy Corp.	1,017,705	35,212,593
China Shenhua Energy Co. Ltd. (H Shares)	3,729,500	13,021,198
EnCana Corp.	4,253,284	261,605,414
EOG Resources, Inc.	1,100,800	80,424,448
Exxon Mobil Corp.	6,860,019	575,418,394
Murphy Oil Corp.	706,100	41,970,584
Newfield Exploration Co. (a)	50,100	2,282,055
Noble Energy, Inc.	1,901,092	118,609,130
Petroleo Brasileiro SA Petrobras sponsored ADR	721,700	87,520,559
Petroplus Holdings AG	1,140,400	117,438,048
Plains Exploration & Production Co. (a)	87,000	4,159,470
Range Resources Corp.	145,883	5,457,483
Suncor Energy, Inc.	379,800	34,213,197
Talisman Energy, Inc.	320,800	6,203,689
Tesoro Corp.	380,400	21,739,860

	Shares	Value
Valero Energy Corp.	2,615,379	$ 193,171,893
W&T Offshore, Inc.	348,800	9,762,912
Williams Companies, Inc.	72,100	2,279,802
XTO Energy, Inc.	1,122,100	67,438,210
		1,815,511,194
TOTAL ENERGY		2,300,020,815
FINANCIALS - 14.4%
Capital Markets - 1.2%
Charles Schwab Corp.	3,163,722	64,919,575
Franklin Resources, Inc.	303,505	40,205,307
Goldman Sachs Group, Inc.	509,800	110,499,150
Mellon Financial Corp.	738,482	32,493,208
SEI Investments Co.	777,974	22,592,365
State Street Corp.	113,400	7,756,560
		278,466,165
Commercial Banks - 1.8%
Allied Irish Banks PLC	463,300	12,731,484
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	224,700	9,985,668
Bank of Ireland	929,672	18,860,721
Compass Bancshares, Inc.	193,600	13,354,528
HDFC Bank Ltd. sponsored ADR (d)	64,900	5,468,474
M&T Bank Corp.	435,729	46,579,430
National Australia Bank Ltd.	666,600	23,186,287
Standard Chartered PLC (United Kingdom)	496,400	16,248,180
Toronto-Dominion Bank	255,200	17,454,937
Uniao de Bancos Brasileiros SA (Unibanco) GDR	69,800	7,878,326
Wells Fargo & Co.	6,800,811	239,184,523
		410,932,558
Consumer Finance - 0.8%
American Express Co.	2,954,250	180,741,015
Diversified Financial Services - 2.0%
Bank of America Corp.	1,378,775	67,408,310
CBOT Holdings, Inc. Class A (a)	145,967	30,156,782
Chicago Mercantile Exchange Holdings, Inc. Class A	15,027	8,029,828
Citigroup, Inc.	4,374,270	224,356,308
JPMorgan Chase & Co.	2,446,900	118,552,305
Moody's Corp.	19,800	1,231,560
Symmetry Holdings, Inc. unit	330,800	2,894,500
		452,629,593
Insurance - 8.6%
Admiral Group PLC	2,487,500	44,406,872
Allstate Corp.	2,339,836	143,923,312
American International Group, Inc.	3,026,114	211,918,763
Assurant, Inc.	959,380	56,526,670
Axis Capital Holdings Ltd.	823,100	33,459,015
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class A (a)	5,191	$ 568,284,725
Everest Re Group Ltd.	439,580	47,755,971
Lincoln National Corp.	1,196,104	84,863,579
Loews Corp.	1,835,116	93,554,214
Markel Corp. (a)	23,350	11,314,476
MetLife, Inc.	3,145,050	202,792,824
MetLife, Inc. unit	1,019,484	32,990,502
Prudential Financial, Inc.	1,958,125	190,388,494
The Chubb Corp.	2,813,800	152,339,132
The Travelers Companies, Inc.	439,500	23,513,250
Torchmark Corp.	33,123	2,219,241
W.R. Berkley Corp.	1,217,262	39,609,705
White Mountains Insurance Group Ltd.	41,726	25,286,791
Willis Group Holdings Ltd.	268,000	11,808,080
Zenith National Insurance Corp.	252,600	11,894,934
		1,988,850,550
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	346,092	12,632,358
TOTAL FINANCIALS		3,324,252,239
HEALTH CARE - 10.5%
Biotechnology - 3.6%
Actelion Ltd. (Reg.) (a)	330,645	14,791,871
Arena Pharmaceuticals, Inc. (a)(d)	960,220	10,552,818
Celgene Corp. (a)	1,329,746	76,234,338
Cephalon, Inc. (a)	61,700	4,960,063
Genentech, Inc. (a)	5,736,870	434,051,584
Genmab AS (a)	277,000	17,808,078
Gilead Sciences, Inc. (a)	5,598,206	217,042,447
GTx, Inc. (a)	284,390	4,604,274
MannKind Corp. (a)(d)	1,377,436	16,983,785
MannKind Corp. warrants 8/3/10 (a)(f)	86,731	399,888
Medarex, Inc. (a)	2,261,179	32,312,248
Omrix Biopharmaceuticals, Inc.	112,547	3,540,729
OREXIGEN Therapeutics, Inc.	42,000	630,840
Seattle Genetics, Inc. (a)	260,903	2,559,458
Tanox, Inc. (a)	296,123	5,747,747
		842,220,168
Health Care Equipment & Supplies - 1.6%
Alcon, Inc.	241,889	32,633,245
Align Technology, Inc. (a)	20,090	485,374
Becton, Dickinson & Co.	506,004	37,697,298
C.R. Bard, Inc.	566,360	46,798,327
DENTSPLY International, Inc.	1,406,824	53,825,086
Gen-Probe, Inc. (a)	415,800	25,122,636

	Shares	Value
Hillenbrand Industries, Inc.	35,600	$ 2,314,000
Hologic, Inc. (a)	96,275	5,324,970
Intuitive Surgical, Inc. (a)(d)	163,547	22,695,417
Inverness Medical Innovations, Inc. (a)	51,400	2,622,428
IRIS International, Inc. (a)	71,500	1,204,060
Kyphon, Inc. (a)	738,356	35,551,841
Mindray Medical International Ltd. sponsored ADR	178,000	5,434,340
Nobel Biocare Holding AG (Switzerland)	43,644	14,308,630
Northstar Neuroscience, Inc.	307,824	3,579,993
NuVasive, Inc. (a)	330,637	8,930,505
Sirona Dental Systems, Inc.	141,850	5,366,186
Smith & Nephew PLC	379,100	4,703,115
St. Jude Medical, Inc. (a)	205,452	8,524,203
Stryker Corp.	504,100	31,803,669
TomoTherapy, Inc.	224,656	4,924,460
Zimmer Holdings, Inc. (a)	60,100	5,101,889
		358,951,672
Health Care Providers & Services - 0.3%
Emeritus Corp. (a)	290,700	9,005,886
Henry Schein, Inc. (a)	89,549	4,784,603
Humana, Inc. (a)	58,694	3,575,052
Medco Health Solutions, Inc. (a)	71,900	5,607,481
Nighthawk Radiology Holdings, Inc. (a)	632,161	11,410,506
Patterson Companies, Inc. (a)	418,809	15,609,011
UnitedHealth Group, Inc.	164,211	8,397,751
VCA Antech, Inc. (a)	211,125	7,957,301
		66,347,591
Health Care Technology - 0.1%
Cerner Corp. (a)	48,200	2,673,654
Health Corp. (a)	1,427,421	19,998,168
IMS Health, Inc.	217,700	6,994,701
Vital Images, Inc. (a)	80,800	2,194,528
		31,861,051
Life Sciences Tools & Services - 0.3%
Dionex Corp. (a)	46,845	3,325,527
Medivation, Inc. (a)	120,187	2,455,420
Millipore Corp. (a)	136,888	10,278,920
QIAGEN NV (a)	281,000	4,998,990
Techne Corp. (a)	199,751	11,427,755
Thermo Fisher Scientific, Inc. (a)	95,400	4,934,088
Waters Corp. (a)	583,797	34,654,190
		72,074,890
Pharmaceuticals - 4.6%
Abbott Laboratories	1,820,717	97,499,395
Allergan, Inc.	41,400	2,386,296
BioMimetic Therapeutics, Inc.	190,483	2,977,249
Bristol-Myers Squibb Co.	1,596,900	50,398,164
Johnson & Johnson	1,252,500	77,179,050
Merck & Co., Inc.	5,134,650	255,705,570
Novo Nordisk AS Series B	157,600	17,197,105
Pfizer, Inc.	4,604,000	117,724,280
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	1,649,107	$ 293,376,135
Schering-Plough Corp.	3,866,138	117,685,241
Shire PLC	528,400	13,056,764
Sirtris Pharmaceuticals, Inc.	240,114	2,369,925
Xenoport, Inc. (a)	136,202	6,050,093
		1,053,605,267
TOTAL HEALTH CARE		2,425,060,639
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.1%
General Dynamics Corp.	179,346	14,028,444
Lockheed Martin Corp.	1,142,705	107,562,822
Precision Castparts Corp.	122,900	14,915,144
Spirit AeroSystems Holdings, Inc. Class A	584,300	21,064,015
The Boeing Co.	861,726	82,863,572
United Technologies Corp.	264,000	18,725,520
		259,159,517
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	2,467,401	129,587,901
Airlines - 0.3%
Republic Airways Holdings, Inc. (a)	349,273	7,107,706
Ryanair Holdings PLC sponsored ADR (a)(d)	1,894,877	71,531,607
		78,639,313
Building Products - 0.1%
American Standard Companies, Inc.	282,800	16,679,544
Commercial Services & Supplies - 0.2%
Advisory Board Co. (a)	48,681	2,704,716
Covanta Holding Corp. (a)	144,800	3,569,320
Equifax, Inc.	290,005	12,882,022
Fuel Tech, Inc. (a)	128,104	4,387,562
IHS, Inc. Class A (a)	54,100	2,488,600
Interface, Inc. Class A	273,497	5,158,153
Kenexa Corp. (a)	264,827	9,986,626
Stericycle, Inc. (a)	174,600	7,762,716
Taleo Corp. Class A (a)	346,909	7,815,860
		56,755,575
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	1,993,438	114,642,619
Electrical Equipment - 2.0%
ABB Ltd. sponsored ADR	1,268,000	28,656,800
Cooper Industries Ltd. Class A	3,592,255	205,081,838
First Solar, Inc.	61,200	5,464,548
JA Solar Holdings Co. Ltd. ADR (d)	80,400	2,711,892
Prysmian SpA	331,000	8,045,638
Q-Cells AG	959,042	83,316,530

	Shares	Value
Renewable Energy Corp. AS	2,397,900	$ 93,521,841
SolarWorld AG (d)	787,816	36,465,072
		463,264,159
Industrial Conglomerates - 0.2%
3M Co.	59,600	5,172,684
General Electric Co.	617,067	23,621,325
Hutchison Whampoa Ltd.	1,843,000	18,302,250
		47,096,259
Machinery - 2.2%
Bucyrus International, Inc. Class A	178,600	12,641,308
Cummins, Inc.	344,100	34,826,361
Danaher Corp.	2,386,750	180,199,625
Deere & Co.	96,000	11,591,040
Dover Corp.	96,100	4,915,515
IDEX Corp.	839,770	32,364,736
ITT Corp.	147,200	10,050,816
Kennametal, Inc.	30,000	2,460,900
PACCAR, Inc.	1,901,597	165,515,003
Pall Corp.	862,800	39,680,172
Valmont Industries, Inc.	52,195	3,797,708
		498,043,184
Marine - 0.0%
American Commercial Lines, Inc. (a)	159,702	4,160,237
Kuehne & Nagel International AG	30,951	2,857,951
		7,018,188
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	398,700	33,945,318
Canadian National Railway Co.	1,419,800	72,239,531
Hertz Global Holdings, Inc.	258,900	6,878,973
Knight Transportation, Inc. (d)	194,110	3,761,852
Landstar System, Inc.	62,676	3,024,117
Union Pacific Corp.	111,000	12,781,650
		132,631,441
TOTAL INDUSTRIALS		1,803,517,700
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 2.4%
Cisco Systems, Inc. (a)	5,701,100	158,775,635
Corning, Inc. (a)	97,800	2,498,790
F5 Networks, Inc. (a)	226,838	18,283,143
Juniper Networks, Inc. (a)	141,153	3,552,821
Nice Systems Ltd. sponsored ADR	219,900	7,639,326
Nokia Corp. sponsored ADR	3,792,914	106,618,813
Polycom, Inc. (a)	424,404	14,259,974
QUALCOMM, Inc.	993,797	43,120,852
Research In Motion Ltd. (a)	926,697	185,330,135
Riverbed Technology, Inc.	359,000	15,731,380
		555,810,869
Computers & Peripherals - 6.4%
Apple, Inc. (a)	4,904,664	598,565,195
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	4,043,208	$ 115,433,588
Diebold, Inc.	129,000	6,733,800
EMC Corp. (a)	1,857,100	33,613,510
Hewlett-Packard Co.	13,985,800	624,046,396
NCR Corp. (a)	698,100	36,678,174
Network Appliance, Inc. (a)	1,207,870	35,269,804
Sun Microsystems, Inc. (a)	2,940,876	15,469,008
		1,465,809,475
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	324,200	12,462,248
Amphenol Corp. Class A	1,741,752	62,093,459
FLIR Systems, Inc. (a)	946,666	43,783,303
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,075,335	44,025,508
Mettler-Toledo International, Inc. (a)	321,000	30,658,710
Sunpower Corp. Class A (a)(d)	84,000	5,296,200
Trimble Navigation Ltd. (a)	523,725	16,863,945
		215,183,373
Internet Software & Services - 5.0%
Akamai Technologies, Inc. (a)	2,040,717	99,260,475
Baidu.com, Inc. sponsored ADR (a)(d)	142,282	23,900,530
Blinkx PLC	746,262	651,877
Google, Inc. Class A (sub. vtg.) (a)	1,892,850	990,679,824
NHN Corp.	49,249	8,982,473
Perficient, Inc. (a)	7,731	160,032
ValueClick, Inc. (a)	107,300	3,161,058
VistaPrint Ltd. (a)	724,413	27,708,797
		1,154,505,066
IT Services - 1.7%
Accenture Ltd. Class A	1,998,300	85,707,087
Alliance Data Systems Corp. (a)	372,100	28,755,888
Cognizant Technology Solutions Corp. Class A (a)	287,252	21,569,753
ExlService Holdings, Inc.	125,806	2,357,604
Fidelity National Information Services, Inc.	193,700	10,514,036
Fiserv, Inc. (a)	42,700	2,425,360
Infosys Technologies Ltd. sponsored ADR	152,291	7,672,421
Mastercard, Inc. Class A	598,369	99,251,466
Paychex, Inc.	846,665	33,121,535
SRA International, Inc. Class A (a)	1,209,800	30,559,548
The Western Union Co.	2,073,199	43,184,735
VeriFone Holdings, Inc. (a)	949,800	33,480,450
		398,599,883
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	44,600	1,727,804

	Shares	Value
Semiconductors & Semiconductor Equipment - 1.3%
Altera Corp.	417,100	$ 9,230,423
Analog Devices, Inc.	330,400	12,436,256
Applied Materials, Inc.	1,484,200	29,491,054
ASML Holding NV (NY Shares) (a)	510,900	14,024,205
Cavium Networks, Inc.	156,890	3,548,852
Cypress Semiconductor Corp. (a)	105,400	2,454,766
FEI Co. (a)	224,928	7,301,163
Lam Research Corp. (a)	603,611	31,025,605
Linear Technology Corp. (d)	814,919	29,483,769
Marvell Technology Group Ltd. (a)	4,368,361	79,547,854
MediaTek, Inc.	181,000	2,830,544
Microchip Technology, Inc.	134,600	4,985,584
NVIDIA Corp. (a)	202,800	8,377,668
Richtek Technology Corp.	241,000	3,827,734
Samsung Electronics Co. Ltd.	87,146	53,390,318
Tessera Technologies, Inc. (a)	173,556	7,037,696
Texas Instruments, Inc.	142,100	5,347,223
Xilinx, Inc.	166,100	4,446,497
		308,787,211
Software - 2.2%
Activision, Inc. (a)	583,449	10,892,993
Adobe Systems, Inc. (a)	2,124,488	85,298,193
Autonomy Corp. PLC (a)	746,262	10,789,695
BMC Software, Inc. (a)	716,450	21,708,435
Cadence Design Systems, Inc. (a)	433,635	9,522,625
CommVault Systems, Inc.	1,338,944	23,123,563
Electronic Arts, Inc. (a)	181,700	8,598,044
McAfee, Inc. (a)	1,066,100	37,526,720
Nintendo Co. Ltd.	149,900	54,983,318
Nuance Communications, Inc. (a)(d)	2,337,864	39,112,465
Opsware, Inc. (a)	1,848,158	17,575,983
Oracle Corp. (a)	4,517,800	89,045,838
Salesforce.com, Inc. (a)	797,194	34,167,735
The9 Ltd. sponsored ADR (a)(d)	369,729	17,103,664
THQ, Inc. (a)	604,400	18,446,288
Ubisoft Entertainment SA (a)	444,756	23,565,668
Ultimate Software Group, Inc. (a)	150,919	4,366,087
		505,827,314
TOTAL INFORMATION TECHNOLOGY		4,606,250,995
MATERIALS - 5.1%
Chemicals - 1.8%
Airgas, Inc.	54,000	2,586,600
Bayer AG	1,376,468	103,648,040
Celanese Corp. Class A	68,648	2,662,169
Ecolab, Inc.	1,595,361	68,121,915
Monsanto Co.	1,292,996	87,328,950
Nalco Holding Co.	995,602	27,329,275
Potash Corp. of Saskatchewan, Inc.	162,900	12,701,314
Praxair, Inc.	1,395,128	100,435,265
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Rohm & Haas Co.	130,900	$ 7,157,612
The Mosaic Co. (a)	409,900	15,994,298
		427,965,438
Metals & Mining - 3.2%
Aber Diamond Corp.	50	1,922
Agnico-Eagle Mines Ltd.	64,800	2,355,368
Allegheny Technologies, Inc.	117,681	12,342,383
Anglo American PLC ADR	3,866,744	113,450,269
Anglo Platinum Ltd.	27,969	4,606,400
Arcelor Mittal	561,571	35,042,030
BHP Billiton Ltd. sponsored ADR (d)	1,710,950	102,229,263
Companhia Vale do Rio Doce sponsored ADR	275,700	12,282,435
Compania de Minas Buenaventura SA sponsored ADR	386,500	14,478,290
Eldorado Gold Corp. (a)	2,600,600	15,233,742
First Quantum Minerals Ltd.	85,400	7,287,360
Freeport-McMoRan Copper & Gold, Inc. Class B	1,008,613	83,533,329
Goldcorp, Inc. (d)	3,430,460	81,442,228
Impala Platinum Holdings Ltd.	94,400	2,885,053
Ivanhoe Mines Ltd. (a)	3,538,500	50,158,507
Kinross Gold Corp. (a)	1,349,415	15,695,144
Lihir Gold Ltd. (a)	13,265,494	33,745,427
Newmont Mining Corp.	252,812	9,874,837
Nucor Corp.	478,649	28,072,764
POSCO sponsored ADR	337,800	40,536,000
Rio Tinto PLC (Reg.)	547,086	41,868,492
Steel Dynamics, Inc.	222,754	9,335,620
United States Steel Corp.	172,700	18,781,125
		735,237,988
Paper & Forest Products - 0.1%
Nine Dragons Paper (Holdings) Ltd.	9,310,000	21,693,805
TOTAL MATERIALS		1,184,897,231
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	11,228,616	465,987,564
Cbeyond, Inc. (a)	240,659	9,267,778
Hellenic Telecommunication Organization SA (OTE)	81,800	2,535,216
Iliad Group SA	91,140	9,251,166
Qwest Communications International, Inc. (a)	3,724,306	36,125,768
Telenor ASA sponsored ADR	382,704	22,579,536
		545,747,028

	Shares	Value
Wireless Telecommunication Services - 3.9%
America Movil SAB de CV Series L sponsored ADR	9,590,100	$ 593,914,893
American Tower Corp. Class A (a)	240,375	10,095,750
Bharti Airtel Ltd. (a)	1,193,272	24,762,513
Cellcom Israel Ltd.	101,900	2,697,293
China Mobile (Hong Kong) Ltd. sponsored ADR	279,300	15,054,270
Clearwire Corp. (d)	413,365	10,098,507
Leap Wireless International, Inc. (a)	146,925	12,415,163
MetroPCS Communications, Inc.	403,300	13,325,032
NII Holdings, Inc. (a)	2,455,254	198,237,208
Rogers Communications, Inc. Class B (non-vtg.)	417,600	17,805,578
		898,406,207
TOTAL TELECOMMUNICATION SERVICES		1,444,153,235
UTILITIES - 0.8%
Electric Utilities - 0.4%
E.ON AG sponsored ADR	537,800	29,923,192
Entergy Corp.	119,400	12,817,590
Exelon Corp.	278,000	20,182,800
FirstEnergy Corp.	230,000	14,887,900
		77,811,482
Gas Utilities - 0.1%
Energen Corp.	119,200	6,548,848
Questar Corp.	44,700	2,362,395
Southern Union Co.	680,877	22,189,781
		31,101,024
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	749,500	16,399,060
Constellation Energy Group, Inc.	61,915	5,397,131
International Power PLC	1,738,300	14,992,472
NRG Energy, Inc. (a)	107,400	4,464,618
		41,253,281
Multi-Utilities - 0.1%
Sempra Energy	185,680	10,997,826
Veolia Environnement	91,914	7,218,724
YTL Corp. BHD	5,136,700	12,274,519
		30,491,069
TOTAL UTILITIES		180,656,856
TOTAL COMMON STOCKS (Cost $14,289,846,193)		20,486,729,153
Convertible Bonds - 0.0%
	Principal Amount	Value
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kyphon, Inc.:
1% 2/1/12 (e)	$ 1,300,000	$ 1,303,120
1.25% 2/1/14 (e)	1,080,000	1,078,488
		2,381,608
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. 1.25% 2/15/27	2,380,000	2,995,825
TOTAL CONVERTIBLE BONDS (Cost $4,760,000)		5,377,433
Money Market Funds - 11.8%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	2,445,777,049	2,445,777,049
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	264,673,127	264,673,127
TOTAL MONEY MARKET FUNDS (Cost $2,710,450,176)		2,710,450,176
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $17,005,056,369)		23,202,556,762
NET OTHER ASSETS - (0.5)%		(105,125,024)
NET ASSETS - 100%		$ 23,097,431,738
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,381,608 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,898,888 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
MannKind Corp. warrants 8/3/10	8/3/05	$ 2,168
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 53,689,563
Fidelity Securities Lending Cash Central Fund	2,282,998
Total	$ 55,972,561
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	76.9%
Canada	3.9%
Mexico	2.6%
Switzerland	2.5%
Bermuda	2.3%
United Kingdom	2.3%
Netherlands Antilles	1.5%
Germany	1.1%
Others (individually less than 1%)	6.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio

VIP Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $258,079,005) - See accompanying schedule: Unaffiliated issuers (cost $14,294,606,193)	$ 20,492,106,586
Fidelity Central Funds (cost $2,710,450,176)	2,710,450,176
Total Investments (cost $17,005,056,369)		$ 23,202,556,762
Cash		1,366,259
Foreign currency held at value (cost $85,262)		84,845
Receivable for investments sold		180,423,504
Receivable for fund shares sold		14,269,411
Dividends receivable		17,363,086
Interest receivable		22,417
Distributions receivable from Fidelity Central Funds		10,340,822
Prepaid expenses		42,557
Other receivables		394,066
Total assets		23,426,863,729

Liabilities
Payable for investments purchased	$ 38,574,933
Payable for fund shares redeemed	10,460,807
Accrued management fee	10,729,206
Distribution fees payable	1,864,367
Other affiliated payables	1,460,640
Other payables and accrued expenses	1,668,911
Collateral on securities loaned, at value	264,673,127
Total liabilities		329,431,991

Net Assets		$ 23,097,431,738
Net Assets consist of:
Paid in capital		$ 15,910,339,994
Undistributed net investment income		81,305,644
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		908,876,880
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,196,909,220
Net Assets		$ 23,097,431,738

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($11,902,101,320 ÷ 351,479,918 shares)	$ 33.86

Service Class: Net Asset Value, offering price and redemption price per share ($2,878,413,984 ÷ 85,290,877 shares)	$ 33.75

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,869,272,828 ÷ 235,408,568 shares)	$ 33.43

Service Class 2R: Net Asset Value, offering price and redemption price per share ($29,041,414 ÷ 871,330 shares)	$ 33.33

Investor Class: Net Asset Value, offering price and redemption price per share ($418,602,192 ÷ 12,393,327 shares)	$ 33.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Contrafund Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 112,537,626
Interest		69,251
Income from Fidelity Central Funds (including $2,282,998 from security lending)		55,972,561
Total income		168,579,438

Expenses
Management fee	$ 61,368,132
Transfer agent fees	7,448,028
Distribution fees	10,181,888
Accounting and security lending fees	916,101
Custodian fees and expenses	497,349
Independent trustees' compensation	33,464
Appreciation in deferred trustee compensation account	50
Registration fees	18,981
Audit	86,898
Legal	68,545
Miscellaneous	1,228,256
Total expenses before reductions	81,847,692
Expense reductions	(446,206)	81,401,486
Net investment income (loss)		87,177,952
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	931,603,197
Foreign currency transactions	(244,500)
Total net realized gain (loss)		931,358,697
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $539,555)	864,856,791
Assets and liabilities in foreign currencies	(7,157)
Total change in net unrealized appreciation (depreciation)		864,849,634
Net gain (loss)		1,796,208,331
Net increase (decrease) in net assets resulting from operations		$ 1,883,386,283

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 87,177,952	$ 146,490,296
Net realized gain (loss)	931,358,697	1,751,707,257
Change in net unrealized appreciation (depreciation)	864,849,634	204,105,274
Net increase (decrease) in net assets resulting from operations	1,883,386,283	2,102,302,827
Distributions to shareholders from net investment income	(6,691,601)	(229,158,054)
Distributions to shareholders from net realized gain	(267,664,022)	(1,647,656,034)
Total distributions	(274,355,623)	(1,876,814,088)
Share transactions - net increase (decrease)	598,165,616	3,705,781,627
Redemption fees	6,724	9,940
Total increase (decrease) in net assets	2,207,203,000	3,931,280,306

Net Assets
Beginning of period	20,890,228,738	16,958,948,432
End of period (including undistributed net investment income of $81,305,644 and undistributed net investment income of $567,221, respectively)	$ 23,097,431,738	$ 20,890,228,738

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.47	$ 31.03	$ 26.62	$ 23.13	$ 18.10	$ 20.13
Income from Investment Operations
Net investment income (loss) E	.14	.27	.18	.08	.07	.10
Net realized and unrealized gain (loss)	2.66	3.30	4.32	3.49	5.05	(1.97)
Total from investment operations	2.80	3.57	4.50	3.57	5.12	(1.87)
Distributions from net investment income	(.01)	(.42)	(.08)	(.08)	(.09)	(.16)
Distributions from net realized gain	(.40)	(2.71)	(.01)	-	-	-
Total distributions	(.41)	(3.13)	(.09) J	(.08)	(.09)	(.16)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.86	$ 31.47	$ 31.03	$ 26.62	$ 23.13	$ 18.10
Total Return B, C, D	8.99%	11.72%	16.94%	15.48%	28.46%	(9.35)%
Ratios to Average Net Assets F, H
Expenses before reductions	.65% A	.66%	.66%	.68%	.67%	.68%
Expenses net of fee waivers, if any	.65% A	.66%	.66%	.68%	.67%	.68%
Expenses net of all reductions	.65% A	.65%	.64%	.66%	.65%	.64%
Net investment income (loss)	.89% A	.85%	.66%	.35%	.34%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,902,101	$ 11,595,588	$ 11,099,527	$ 9,127,616	$ 7,665,424	$ 5,956,028
Portfolio turnover rate G	68% A	75%	60%	64%	66%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.38	$ 30.93	$ 26.53	$ 23.06	$ 18.04	$ 20.06
Income from Investment Operations
Net investment income (loss) E	.13	.24	.16	.06	.05	.08
Net realized and unrealized gain (loss)	2.65	3.28	4.30	3.47	5.04	(1.96)
Total from investment operations	2.78	3.52	4.46	3.53	5.09	(1.88)
Distributions from net investment income	(.01)	(.36)	(.06)	(.06)	(.07)	(.14)
Distributions from net realized gain	(.40)	(2.71)	(.01)	-	-	-
Total distributions	(.41)	(3.07)	(.06) J	(.06)	(.07)	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.75	$ 31.38	$ 30.93	$ 26.53	$ 23.06	$ 18.04
Total Return B, C, D	8.95%	11.59%	16.85%	15.34%	28.35%	(9.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	.75% A	.76%	.76%	.78%	.77%	.78%
Expenses net of fee waivers, if any	.75% A	.76%	.76%	.78%	.77%	.78%
Expenses net of all reductions	.75% A	.75%	.74%	.76%	.75%	.74%
Net investment income (loss)	.79% A	.75%	.56%	.25%	.24%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,878,414	$ 2,766,343	$ 2,503,244	$ 2,111,969	$ 1,695,467	$ 1,183,683
Portfolio turnover rate G	68% A	75%	60%	64%	66%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.11	$ 30.69	$ 26.35	$ 22.93	$ 17.95	$ 20.00
Income from Investment Operations
Net investment income (loss) E	.10	.19	.11	.02	.02	.05
Net realized and unrealized gain (loss)	2.63	3.26	4.27	3.45	5.02	(1.96)
Total from investment operations	2.73	3.45	4.38	3.47	5.04	(1.91)
Distributions from net investment income	(.01)	(.32)	(.04)	(.05)	(.06)	(.14)
Distributions from net realized gain	(.40)	(2.71)	(.01)	-	-	-
Total distributions	(.41)	(3.03)	(.04) J	(.05)	(.06)	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.43	$ 31.11	$ 30.69	$ 26.35	$ 22.93	$ 17.95
Total Return B, C, D	8.86%	11.43%	16.65%	15.16%	28.20%	(9.60)%
Ratios to Average Net Assets F, H
Expenses before reductions	.90% A	.91%	.91%	.93%	.93%	.93%
Expenses net of fee waivers, if any	.90% A	.91%	.91%	.93%	.93%	.93%
Expenses net of all reductions	.90% A	.90%	.89%	.91%	.90%	.90%
Net investment income (loss)	.64% A	.60%	.40%	.10%	.09%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,869,273	$ 6,185,595	$ 3,247,909	$ 1,638,617	$ 910,341	$ 439,157
Portfolio turnover rate G	68% A	75%	60%	64%	66%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.02	$ 30.61	$ 26.29	$ 22.90	$ 17.95	$ 20.49
Income from Investment Operations
Net investment income (loss) E	.10	.19	.11	.02	.02	.03
Net realized and unrealized gain (loss)	2.62	3.25	4.27	3.44	5.01	(2.57)
Total from investment operations	2.72	3.44	4.38	3.46	5.03	(2.54)
Distributions from net investment income	(.01)	(.32)	(.05)	(.07)	(.08)	-
Distributions from net realized gain	(.40)	(2.71)	(.01)	-	-	-
Total distributions	(.41)	(3.03)	(.06) J	(.07)	(.08)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.33	$ 31.02	$ 30.61	$ 26.29	$ 22.90	$ 17.95
Total Return B, C, D	8.86%	11.43%	16.67%	15.15%	28.18%	(12.40)%
Ratios to Average Net Assets F, H
Expenses before reductions	.90% A	.91%	.91%	.93%	.93%	.96%
Expenses net of fee waivers, if any	.90% A	.91%	.91%	.93%	.93%	.96%
Expenses net of all reductions	.90% A	.90%	.89%	.91%	.90%	.92%
Net investment income (loss)	.64% A	.60%	.39%	.10%	.08%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,041	$ 26,707	$ 19,596	$ 7,088	$ 2,705	$ 810
Portfolio turnover rate G	68% A	75%	60%	64%	66%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 31.41	$ 31.00	$ 28.34
Income from Investment Operations
Net investment income (loss) E	.13	.23	.06
Net realized and unrealized gain (loss)	2.65	3.30	2.60
Total from investment operations	2.78	3.53	2.66
Distributions from net investment income	(.01)	(.41)	-
Distributions from net realized gain	(.40)	(2.71)	-
Total distributions	(.41)	(3.12)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 33.78	$ 31.41	$ 31.00
Total Return B, C, D	8.94%	11.60%	9.39%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.78%	.83% A
Expenses net of fee waivers, if any	.77% A	.78%	.83% A
Expenses net of all reductions	.76% A	.78%	.81% A
Net investment income (loss)	.78% A	.73%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 418,602	$ 315,995	$ 88,673
Portfolio turnover rate G	68% A	75%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II, (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

VIP Contrafund Portfolio

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,282,703,215
Unrealized depreciation	(106,274,847)
Net unrealized appreciation (depreciation)	$ 6,176,428,368
Cost for federal income tax purposes	$ 17,026,128,394

Trading (Redemption) Fees. Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements
(SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,798,378,231 and $7,184,176,239, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,411,222
Service Class 2	8,736,244
Service Class 2 R	34,422
$ 10,181,888

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 3,864,595
Service Class	932,313
Service Class 2	2,310,059
Service Class 2R	9,013
Investor Class	332,048
$ 7,448,028

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37,804 for the period.

VIP Contrafund Portfolio

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $25,581 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $416,777 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $24,735.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 25% of the total outstanding shares of the fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 3,637,099	$ 146,412,812
Service Class	876,747	29,683,368
Service Class 2	2,061,319	49,971,081
Service Class 2R	8,831	245,916
Investor Class	107,605	2,844,877
Total	$ 6,691,601	$ 229,158,054
From net realized gain
Initial Class	$ 145,483,969	$ 927,845,241
Service Class	35,069,866	220,821,983
Service Class 2	82,452,745	473,395,695
Service Class 2R	353,257	2,188,301
Investor Class	4,304,185	23,404,814
Total	$ 267,664,022	$ 1,647,656,034

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	7,072,603	23,200,996	$ 228,346,656	$ 746,513,275
Reinvestment of distributions	4,701,169	34,412,463	149,121,068	1,074,258,053
Shares redeemed	(28,753,294)	(46,859,093)	(929,831,464)	(1,506,940,332)
Net increase (decrease)	(16,979,522)	10,754,366	$ (552,363,740)	$ 313,830,996
Service Class
Shares sold	2,637,422	9,488,905	$ 84,725,211	$ 303,267,019
Reinvestment of distributions	1,136,472	8,047,385	35,946,613	250,505,351
Shares redeemed	(6,637,303)	(10,323,424)	(214,421,083)	(329,969,678)
Net increase (decrease)	(2,863,409)	7,212,866	$ (93,749,259)	$ 223,802,692
Service Class 2
Shares sold	41,559,131	88,990,838	$ 1,328,559,495	$ 2,818,476,660
Reinvestment of distributions	2,695,823	16,948,766	84,514,063	523,366,776
Shares redeemed	(7,675,997)	(12,941,192)	(244,413,764)	(410,406,086)
Net increase (decrease)	36,578,957	92,998,412	$ 1,168,659,794	$ 2,931,437,350
Service Class 2R
Shares sold	133,687	392,552	$ 4,288,713	$ 12,396,986
Reinvestment of distributions	11,583	79,071	362,088	2,434,217
Shares redeemed	(134,912)	(250,898)	(4,235,505)	(7,851,502)
Net increase (decrease)	10,358	220,725	$ 415,296	$ 6,979,701
Investor Class
Shares sold	2,421,083	6,562,505	$ 78,146,893	$ 210,043,156
Reinvestment of distributions	139,349	842,134	4,411,790	26,249,690
Shares redeemed	(227,847)	(203,925)	(7,355,158)	(6,561,958)
Net increase (decrease)	2,332,585	7,200,714	$ 75,203,525	$ 229,730,888

VIP Contrafund Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCON-SANN-0807
1.705691.109

Fidelity® Variable Insurance Products:

Contrafund® Portfolio - Service Class 2R

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site a http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Contrafund Portfolio

VIP Contrafund Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,089.90	$ 3.37
Hypothetical A	$ 1,000.00	$ 1,021.57	$ 3.26
Service Class
Actual	$ 1,000.00	$ 1,089.50	$ 3.89
Hypothetical A	$ 1,000.00	$ 1,021.08	$ 3.76
Service Class 2
Actual	$ 1,000.00	$ 1,088.60	$ 4.66
Hypothetical A	$ 1,000.00	$ 1,020.33	$ 4.51
Service Class 2R
Actual	$ 1,000.00	$ 1,088.60	$ 4.66
Hypothetical A	$ 1,000.00	$ 1,020.33	$ 4.51
Investor Class
Actual	$ 1,000.00	$ 1,089.40	$ 3.99
Hypothetical A	$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.65%
Service Class	.75%
Service Class 2.90%
Service Class 2R	.90%
Investor Class	.77%

Semiannual Report

VIP Contrafund Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	4.3	4.3
Hewlett-Packard Co.	2.7	2.6
Apple, Inc.	2.6	1.9
America Movil SAB de CV Series L sponsored ADR	2.6	2.2
Exxon Mobil Corp.	2.5	1.5
Berkshire Hathaway, Inc. Class A	2.5	2.7
AT&T, Inc.	2.0	1.2
Procter & Gamble Co.	1.9	2.2
Genentech, Inc.	1.9	2.4
The Walt Disney Co.	1.7	1.7
	24.7
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.9	17.8
Financials	14.4	21.2
Health Care	10.5	10.6
Energy	10.0	6.6
Industrials	7.8	7.0
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stocks 88.7%		Stocks 91.3%
	Short-Term Investments and Net Other Assets 11.3%		Short-Term Investments and Net Other Assets 8.7%
* Foreign investments	23.1%	** Foreign investments	23.6%

VIP Contrafund Portfolio

VIP Contrafund Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.1%
Gentex Corp.	254,100	$ 5,003,229
Johnson Controls, Inc.	118,500	13,718,745
The Goodyear Tire & Rubber Co. (a)	207,300	7,205,748
		25,927,722
Automobiles - 0.5%
DaimlerChrysler AG	106,500	9,792,675
Toyota Motor Corp.	1,703,200	107,199,404
		116,992,079
Distributors - 0.1%
Li & Fung Ltd.	3,118,000	11,225,151
Hotels, Restaurants & Leisure - 1.2%
Ambassadors Group, Inc.	233,499	8,296,219
California Pizza Kitchen, Inc. (a)	680,599	14,619,267
Chipotle Mexican Grill, Inc.:
Class A (a)	534,750	45,603,480
Class B (a)	18,972	1,491,768
Marriott International, Inc. Class A	665,010	28,755,032
McDonald's Corp.	1,835,984	93,194,548
Tim Hortons, Inc.	2,990,005	91,942,654
		283,902,968
Household Durables - 0.9%
Desarrolladora Homex Sab de CV sponsored ADR (a)	38,300	2,320,597
Gafisa SA ADR (a)(d)	474,700	14,810,640
Garmin Ltd.	1,626,587	120,318,640
Koninklijke Philips Electronics NV (NY Shares)	640,400	27,101,728
Mohawk Industries, Inc. (a)	51,500	5,190,685
Snap-On, Inc.	457,800	23,123,478
Sony Corp.	233,800	12,010,306
TomTom Group BV (a)(d)	206,100	10,580,033
		215,456,107
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	220,292	15,070,176
Liberty Media Corp. New - Interactive Series A (a)	1,088,661	24,309,800
Priceline.com, Inc. (a)	295,840	20,336,042
		59,716,018
Media - 2.6%
Central European Media Enterprises Ltd. Class A (a)	24,600	2,400,468
Comcast Corp. Class A (special) (non-vtg.)	1,279,550	35,776,218
EchoStar Communications Corp. Class A (a)	1,071,706	46,479,889
Focus Media Holding Ltd. ADR (a)(d)	526,862	26,606,531
Grupo Televisa SA de CV (CPO) sponsored ADR	360,200	9,945,122
McGraw-Hill Companies, Inc.	59,634	4,059,883

	Shares	Value
National CineMedia, Inc.	117,500	$ 3,291,175
News Corp. Class B (d)	2,340,610	53,693,593
The Walt Disney Co.	11,329,243	386,780,356
The Weinstein Co. II Holdings, LLC Class A-1 (a)(f)	11,499	11,499,000
Time Warner, Inc.	1,117,500	23,512,200
		604,044,435
Multiline Retail - 0.6%
Kohl's Corp. (a)	132,223	9,391,800
Marks & Spencer Group PLC	7,618,153	96,071,522
Saks, Inc.	179,800	3,838,730
Target Corp.	367,300	23,360,280
		132,662,332
Specialty Retail - 1.1%
American Eagle Outfitters, Inc.	992,722	25,473,247
Gamestop Corp. Class A (a)	1,332,300	52,092,930
Hennes & Mauritz AB (H&M) (B Shares)	115,072	6,839,309
Inditex SA	273,000	16,172,061
J. Crew Group, Inc.	1,448,264	78,336,600
Payless ShoeSource, Inc. (a)	74,400	2,347,320
Sports Direct International PLC	663,225	2,417,257
TJX Companies, Inc.	1,514,952	41,661,180
Tween Brands, Inc. (a)	55,900	2,493,140
Zumiez, Inc. (a)(d)	350,379	13,237,319
		241,070,363
Textiles, Apparel & Luxury Goods - 0.4%
Burberry Group PLC	181,500	2,503,910
Coach, Inc. (a)	746,700	35,386,113
Delta Woodside Industries, Inc. (a)	22,175	89
NIKE, Inc. Class B	963,800	56,179,902
Polo Ralph Lauren Corp. Class A	73,400	7,201,274
		101,271,288
TOTAL CONSUMER DISCRETIONARY		1,792,268,463
CONSUMER STAPLES - 6.2%
Beverages - 2.3%
Boston Beer Co., Inc. Class A (a)	48,600	1,912,410
C&C Group PLC	142,400	1,923,387
Diageo PLC sponsored ADR	764,000	63,648,840
InBev SA	65,817	5,240,384
PepsiCo, Inc.	3,503,762	227,218,966
The Coca-Cola Co.	4,327,809	226,387,689
		526,331,676
Food & Staples Retailing - 0.4%
Kroger Co.	222,310	6,253,580
SUPERVALU, Inc.	51,700	2,394,744
Susser Holdings Corp.	342,881	5,558,101
Tesco PLC	8,321,361	70,731,568
Walgreen Co.	246,600	10,736,964
		95,674,957
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.9%
Groupe Danone	1,064,306	$ 86,454,713
Kellogg Co.	400,466	20,740,134
Marine Harvest ASA (a)	12,541,000	13,652,788
Nestle SA (Reg.)	119,063	45,553,504
TreeHouse Foods, Inc. (a)	1,123,471	29,895,563
		196,296,702
Household Products - 2.4%
Colgate-Palmolive Co.	1,918,923	124,442,157
Procter & Gamble Co.	7,149,211	437,460,221
		561,902,378
Personal Products - 0.2%
Avon Products, Inc.	93,481	3,435,427
Bare Escentuals, Inc.	762,796	26,049,483
Estee Lauder Companies, Inc. Class A	350,700	15,960,357
		45,445,267
TOTAL CONSUMER STAPLES		1,425,650,980
ENERGY - 10.0%
Energy Equipment & Services - 2.1%
FMC Technologies, Inc. (a)	192,881	15,280,033
National Oilwell Varco, Inc. (a)	282,400	29,437,376
Schlumberger Ltd. (NY Shares)	4,043,438	343,449,624
Smith International, Inc.	1,642,950	96,342,588
		484,509,621
Oil, Gas & Consumable Fuels - 7.9%
Addax Petroleum, Inc.	172,100	6,436,483
Apache Corp.	258,800	21,115,492
BG Group PLC sponsored ADR	241,900	19,785,001
Cameco Corp.	427,778	21,685,062
Canadian Natural Resources Ltd.	533,600	35,454,783
Canadian Oil Sands Trust	1,070,600	33,105,434
Chesapeake Energy Corp.	1,017,705	35,212,593
China Shenhua Energy Co. Ltd. (H Shares)	3,729,500	13,021,198
EnCana Corp.	4,253,284	261,605,414
EOG Resources, Inc.	1,100,800	80,424,448
Exxon Mobil Corp.	6,860,019	575,418,394
Murphy Oil Corp.	706,100	41,970,584
Newfield Exploration Co. (a)	50,100	2,282,055
Noble Energy, Inc.	1,901,092	118,609,130
Petroleo Brasileiro SA Petrobras sponsored ADR	721,700	87,520,559
Petroplus Holdings AG	1,140,400	117,438,048
Plains Exploration & Production Co. (a)	87,000	4,159,470
Range Resources Corp.	145,883	5,457,483
Suncor Energy, Inc.	379,800	34,213,197
Talisman Energy, Inc.	320,800	6,203,689
Tesoro Corp.	380,400	21,739,860

	Shares	Value
Valero Energy Corp.	2,615,379	$ 193,171,893
W&T Offshore, Inc.	348,800	9,762,912
Williams Companies, Inc.	72,100	2,279,802
XTO Energy, Inc.	1,122,100	67,438,210
		1,815,511,194
TOTAL ENERGY		2,300,020,815
FINANCIALS - 14.4%
Capital Markets - 1.2%
Charles Schwab Corp.	3,163,722	64,919,575
Franklin Resources, Inc.	303,505	40,205,307
Goldman Sachs Group, Inc.	509,800	110,499,150
Mellon Financial Corp.	738,482	32,493,208
SEI Investments Co.	777,974	22,592,365
State Street Corp.	113,400	7,756,560
		278,466,165
Commercial Banks - 1.8%
Allied Irish Banks PLC	463,300	12,731,484
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	224,700	9,985,668
Bank of Ireland	929,672	18,860,721
Compass Bancshares, Inc.	193,600	13,354,528
HDFC Bank Ltd. sponsored ADR (d)	64,900	5,468,474
M&T Bank Corp.	435,729	46,579,430
National Australia Bank Ltd.	666,600	23,186,287
Standard Chartered PLC (United Kingdom)	496,400	16,248,180
Toronto-Dominion Bank	255,200	17,454,937
Uniao de Bancos Brasileiros SA (Unibanco) GDR	69,800	7,878,326
Wells Fargo & Co.	6,800,811	239,184,523
		410,932,558
Consumer Finance - 0.8%
American Express Co.	2,954,250	180,741,015
Diversified Financial Services - 2.0%
Bank of America Corp.	1,378,775	67,408,310
CBOT Holdings, Inc. Class A (a)	145,967	30,156,782
Chicago Mercantile Exchange Holdings, Inc. Class A	15,027	8,029,828
Citigroup, Inc.	4,374,270	224,356,308
JPMorgan Chase & Co.	2,446,900	118,552,305
Moody's Corp.	19,800	1,231,560
Symmetry Holdings, Inc. unit	330,800	2,894,500
		452,629,593
Insurance - 8.6%
Admiral Group PLC	2,487,500	44,406,872
Allstate Corp.	2,339,836	143,923,312
American International Group, Inc.	3,026,114	211,918,763
Assurant, Inc.	959,380	56,526,670
Axis Capital Holdings Ltd.	823,100	33,459,015
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway, Inc. Class A (a)	5,191	$ 568,284,725
Everest Re Group Ltd.	439,580	47,755,971
Lincoln National Corp.	1,196,104	84,863,579
Loews Corp.	1,835,116	93,554,214
Markel Corp. (a)	23,350	11,314,476
MetLife, Inc.	3,145,050	202,792,824
MetLife, Inc. unit	1,019,484	32,990,502
Prudential Financial, Inc.	1,958,125	190,388,494
The Chubb Corp.	2,813,800	152,339,132
The Travelers Companies, Inc.	439,500	23,513,250
Torchmark Corp.	33,123	2,219,241
W.R. Berkley Corp.	1,217,262	39,609,705
White Mountains Insurance Group Ltd.	41,726	25,286,791
Willis Group Holdings Ltd.	268,000	11,808,080
Zenith National Insurance Corp.	252,600	11,894,934
		1,988,850,550
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	346,092	12,632,358
TOTAL FINANCIALS		3,324,252,239
HEALTH CARE - 10.5%
Biotechnology - 3.6%
Actelion Ltd. (Reg.) (a)	330,645	14,791,871
Arena Pharmaceuticals, Inc. (a)(d)	960,220	10,552,818
Celgene Corp. (a)	1,329,746	76,234,338
Cephalon, Inc. (a)	61,700	4,960,063
Genentech, Inc. (a)	5,736,870	434,051,584
Genmab AS (a)	277,000	17,808,078
Gilead Sciences, Inc. (a)	5,598,206	217,042,447
GTx, Inc. (a)	284,390	4,604,274
MannKind Corp. (a)(d)	1,377,436	16,983,785
MannKind Corp. warrants 8/3/10 (a)(f)	86,731	399,888
Medarex, Inc. (a)	2,261,179	32,312,248
Omrix Biopharmaceuticals, Inc.	112,547	3,540,729
OREXIGEN Therapeutics, Inc.	42,000	630,840
Seattle Genetics, Inc. (a)	260,903	2,559,458
Tanox, Inc. (a)	296,123	5,747,747
		842,220,168
Health Care Equipment & Supplies - 1.6%
Alcon, Inc.	241,889	32,633,245
Align Technology, Inc. (a)	20,090	485,374
Becton, Dickinson & Co.	506,004	37,697,298
C.R. Bard, Inc.	566,360	46,798,327
DENTSPLY International, Inc.	1,406,824	53,825,086
Gen-Probe, Inc. (a)	415,800	25,122,636

	Shares	Value
Hillenbrand Industries, Inc.	35,600	$ 2,314,000
Hologic, Inc. (a)	96,275	5,324,970
Intuitive Surgical, Inc. (a)(d)	163,547	22,695,417
Inverness Medical Innovations, Inc. (a)	51,400	2,622,428
IRIS International, Inc. (a)	71,500	1,204,060
Kyphon, Inc. (a)	738,356	35,551,841
Mindray Medical International Ltd. sponsored ADR	178,000	5,434,340
Nobel Biocare Holding AG (Switzerland)	43,644	14,308,630
Northstar Neuroscience, Inc.	307,824	3,579,993
NuVasive, Inc. (a)	330,637	8,930,505
Sirona Dental Systems, Inc.	141,850	5,366,186
Smith & Nephew PLC	379,100	4,703,115
St. Jude Medical, Inc. (a)	205,452	8,524,203
Stryker Corp.	504,100	31,803,669
TomoTherapy, Inc.	224,656	4,924,460
Zimmer Holdings, Inc. (a)	60,100	5,101,889
		358,951,672
Health Care Providers & Services - 0.3%
Emeritus Corp. (a)	290,700	9,005,886
Henry Schein, Inc. (a)	89,549	4,784,603
Humana, Inc. (a)	58,694	3,575,052
Medco Health Solutions, Inc. (a)	71,900	5,607,481
Nighthawk Radiology Holdings, Inc. (a)	632,161	11,410,506
Patterson Companies, Inc. (a)	418,809	15,609,011
UnitedHealth Group, Inc.	164,211	8,397,751
VCA Antech, Inc. (a)	211,125	7,957,301
		66,347,591
Health Care Technology - 0.1%
Cerner Corp. (a)	48,200	2,673,654
Health Corp. (a)	1,427,421	19,998,168
IMS Health, Inc.	217,700	6,994,701
Vital Images, Inc. (a)	80,800	2,194,528
		31,861,051
Life Sciences Tools & Services - 0.3%
Dionex Corp. (a)	46,845	3,325,527
Medivation, Inc. (a)	120,187	2,455,420
Millipore Corp. (a)	136,888	10,278,920
QIAGEN NV (a)	281,000	4,998,990
Techne Corp. (a)	199,751	11,427,755
Thermo Fisher Scientific, Inc. (a)	95,400	4,934,088
Waters Corp. (a)	583,797	34,654,190
		72,074,890
Pharmaceuticals - 4.6%
Abbott Laboratories	1,820,717	97,499,395
Allergan, Inc.	41,400	2,386,296
BioMimetic Therapeutics, Inc.	190,483	2,977,249
Bristol-Myers Squibb Co.	1,596,900	50,398,164
Johnson & Johnson	1,252,500	77,179,050
Merck & Co., Inc.	5,134,650	255,705,570
Novo Nordisk AS Series B	157,600	17,197,105
Pfizer, Inc.	4,604,000	117,724,280
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	1,649,107	$ 293,376,135
Schering-Plough Corp.	3,866,138	117,685,241
Shire PLC	528,400	13,056,764
Sirtris Pharmaceuticals, Inc.	240,114	2,369,925
Xenoport, Inc. (a)	136,202	6,050,093
		1,053,605,267
TOTAL HEALTH CARE		2,425,060,639
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.1%
General Dynamics Corp.	179,346	14,028,444
Lockheed Martin Corp.	1,142,705	107,562,822
Precision Castparts Corp.	122,900	14,915,144
Spirit AeroSystems Holdings, Inc. Class A	584,300	21,064,015
The Boeing Co.	861,726	82,863,572
United Technologies Corp.	264,000	18,725,520
		259,159,517
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	2,467,401	129,587,901
Airlines - 0.3%
Republic Airways Holdings, Inc. (a)	349,273	7,107,706
Ryanair Holdings PLC sponsored ADR (a)(d)	1,894,877	71,531,607
		78,639,313
Building Products - 0.1%
American Standard Companies, Inc.	282,800	16,679,544
Commercial Services & Supplies - 0.2%
Advisory Board Co. (a)	48,681	2,704,716
Covanta Holding Corp. (a)	144,800	3,569,320
Equifax, Inc.	290,005	12,882,022
Fuel Tech, Inc. (a)	128,104	4,387,562
IHS, Inc. Class A (a)	54,100	2,488,600
Interface, Inc. Class A	273,497	5,158,153
Kenexa Corp. (a)	264,827	9,986,626
Stericycle, Inc. (a)	174,600	7,762,716
Taleo Corp. Class A (a)	346,909	7,815,860
		56,755,575
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	1,993,438	114,642,619
Electrical Equipment - 2.0%
ABB Ltd. sponsored ADR	1,268,000	28,656,800
Cooper Industries Ltd. Class A	3,592,255	205,081,838
First Solar, Inc.	61,200	5,464,548
JA Solar Holdings Co. Ltd. ADR (d)	80,400	2,711,892
Prysmian SpA	331,000	8,045,638
Q-Cells AG	959,042	83,316,530

	Shares	Value
Renewable Energy Corp. AS	2,397,900	$ 93,521,841
SolarWorld AG (d)	787,816	36,465,072
		463,264,159
Industrial Conglomerates - 0.2%
3M Co.	59,600	5,172,684
General Electric Co.	617,067	23,621,325
Hutchison Whampoa Ltd.	1,843,000	18,302,250
		47,096,259
Machinery - 2.2%
Bucyrus International, Inc. Class A	178,600	12,641,308
Cummins, Inc.	344,100	34,826,361
Danaher Corp.	2,386,750	180,199,625
Deere & Co.	96,000	11,591,040
Dover Corp.	96,100	4,915,515
IDEX Corp.	839,770	32,364,736
ITT Corp.	147,200	10,050,816
Kennametal, Inc.	30,000	2,460,900
PACCAR, Inc.	1,901,597	165,515,003
Pall Corp.	862,800	39,680,172
Valmont Industries, Inc.	52,195	3,797,708
		498,043,184
Marine - 0.0%
American Commercial Lines, Inc. (a)	159,702	4,160,237
Kuehne & Nagel International AG	30,951	2,857,951
		7,018,188
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	398,700	33,945,318
Canadian National Railway Co.	1,419,800	72,239,531
Hertz Global Holdings, Inc.	258,900	6,878,973
Knight Transportation, Inc. (d)	194,110	3,761,852
Landstar System, Inc.	62,676	3,024,117
Union Pacific Corp.	111,000	12,781,650
		132,631,441
TOTAL INDUSTRIALS		1,803,517,700
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 2.4%
Cisco Systems, Inc. (a)	5,701,100	158,775,635
Corning, Inc. (a)	97,800	2,498,790
F5 Networks, Inc. (a)	226,838	18,283,143
Juniper Networks, Inc. (a)	141,153	3,552,821
Nice Systems Ltd. sponsored ADR	219,900	7,639,326
Nokia Corp. sponsored ADR	3,792,914	106,618,813
Polycom, Inc. (a)	424,404	14,259,974
QUALCOMM, Inc.	993,797	43,120,852
Research In Motion Ltd. (a)	926,697	185,330,135
Riverbed Technology, Inc.	359,000	15,731,380
		555,810,869
Computers & Peripherals - 6.4%
Apple, Inc. (a)	4,904,664	598,565,195
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	4,043,208	$ 115,433,588
Diebold, Inc.	129,000	6,733,800
EMC Corp. (a)	1,857,100	33,613,510
Hewlett-Packard Co.	13,985,800	624,046,396
NCR Corp. (a)	698,100	36,678,174
Network Appliance, Inc. (a)	1,207,870	35,269,804
Sun Microsystems, Inc. (a)	2,940,876	15,469,008
		1,465,809,475
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	324,200	12,462,248
Amphenol Corp. Class A	1,741,752	62,093,459
FLIR Systems, Inc. (a)	946,666	43,783,303
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,075,335	44,025,508
Mettler-Toledo International, Inc. (a)	321,000	30,658,710
Sunpower Corp. Class A (a)(d)	84,000	5,296,200
Trimble Navigation Ltd. (a)	523,725	16,863,945
		215,183,373
Internet Software & Services - 5.0%
Akamai Technologies, Inc. (a)	2,040,717	99,260,475
Baidu.com, Inc. sponsored ADR (a)(d)	142,282	23,900,530
Blinkx PLC	746,262	651,877
Google, Inc. Class A (sub. vtg.) (a)	1,892,850	990,679,824
NHN Corp.	49,249	8,982,473
Perficient, Inc. (a)	7,731	160,032
ValueClick, Inc. (a)	107,300	3,161,058
VistaPrint Ltd. (a)	724,413	27,708,797
		1,154,505,066
IT Services - 1.7%
Accenture Ltd. Class A	1,998,300	85,707,087
Alliance Data Systems Corp. (a)	372,100	28,755,888
Cognizant Technology Solutions Corp. Class A (a)	287,252	21,569,753
ExlService Holdings, Inc.	125,806	2,357,604
Fidelity National Information Services, Inc.	193,700	10,514,036
Fiserv, Inc. (a)	42,700	2,425,360
Infosys Technologies Ltd. sponsored ADR	152,291	7,672,421
Mastercard, Inc. Class A	598,369	99,251,466
Paychex, Inc.	846,665	33,121,535
SRA International, Inc. Class A (a)	1,209,800	30,559,548
The Western Union Co.	2,073,199	43,184,735
VeriFone Holdings, Inc. (a)	949,800	33,480,450
		398,599,883
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	44,600	1,727,804

	Shares	Value
Semiconductors & Semiconductor Equipment - 1.3%
Altera Corp.	417,100	$ 9,230,423
Analog Devices, Inc.	330,400	12,436,256
Applied Materials, Inc.	1,484,200	29,491,054
ASML Holding NV (NY Shares) (a)	510,900	14,024,205
Cavium Networks, Inc.	156,890	3,548,852
Cypress Semiconductor Corp. (a)	105,400	2,454,766
FEI Co. (a)	224,928	7,301,163
Lam Research Corp. (a)	603,611	31,025,605
Linear Technology Corp. (d)	814,919	29,483,769
Marvell Technology Group Ltd. (a)	4,368,361	79,547,854
MediaTek, Inc.	181,000	2,830,544
Microchip Technology, Inc.	134,600	4,985,584
NVIDIA Corp. (a)	202,800	8,377,668
Richtek Technology Corp.	241,000	3,827,734
Samsung Electronics Co. Ltd.	87,146	53,390,318
Tessera Technologies, Inc. (a)	173,556	7,037,696
Texas Instruments, Inc.	142,100	5,347,223
Xilinx, Inc.	166,100	4,446,497
		308,787,211
Software - 2.2%
Activision, Inc. (a)	583,449	10,892,993
Adobe Systems, Inc. (a)	2,124,488	85,298,193
Autonomy Corp. PLC (a)	746,262	10,789,695
BMC Software, Inc. (a)	716,450	21,708,435
Cadence Design Systems, Inc. (a)	433,635	9,522,625
CommVault Systems, Inc.	1,338,944	23,123,563
Electronic Arts, Inc. (a)	181,700	8,598,044
McAfee, Inc. (a)	1,066,100	37,526,720
Nintendo Co. Ltd.	149,900	54,983,318
Nuance Communications, Inc. (a)(d)	2,337,864	39,112,465
Opsware, Inc. (a)	1,848,158	17,575,983
Oracle Corp. (a)	4,517,800	89,045,838
Salesforce.com, Inc. (a)	797,194	34,167,735
The9 Ltd. sponsored ADR (a)(d)	369,729	17,103,664
THQ, Inc. (a)	604,400	18,446,288
Ubisoft Entertainment SA (a)	444,756	23,565,668
Ultimate Software Group, Inc. (a)	150,919	4,366,087
		505,827,314
TOTAL INFORMATION TECHNOLOGY		4,606,250,995
MATERIALS - 5.1%
Chemicals - 1.8%
Airgas, Inc.	54,000	2,586,600
Bayer AG	1,376,468	103,648,040
Celanese Corp. Class A	68,648	2,662,169
Ecolab, Inc.	1,595,361	68,121,915
Monsanto Co.	1,292,996	87,328,950
Nalco Holding Co.	995,602	27,329,275
Potash Corp. of Saskatchewan, Inc.	162,900	12,701,314
Praxair, Inc.	1,395,128	100,435,265
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Rohm & Haas Co.	130,900	$ 7,157,612
The Mosaic Co. (a)	409,900	15,994,298
		427,965,438
Metals & Mining - 3.2%
Aber Diamond Corp.	50	1,922
Agnico-Eagle Mines Ltd.	64,800	2,355,368
Allegheny Technologies, Inc.	117,681	12,342,383
Anglo American PLC ADR	3,866,744	113,450,269
Anglo Platinum Ltd.	27,969	4,606,400
Arcelor Mittal	561,571	35,042,030
BHP Billiton Ltd. sponsored ADR (d)	1,710,950	102,229,263
Companhia Vale do Rio Doce sponsored ADR	275,700	12,282,435
Compania de Minas Buenaventura SA sponsored ADR	386,500	14,478,290
Eldorado Gold Corp. (a)	2,600,600	15,233,742
First Quantum Minerals Ltd.	85,400	7,287,360
Freeport-McMoRan Copper & Gold, Inc. Class B	1,008,613	83,533,329
Goldcorp, Inc. (d)	3,430,460	81,442,228
Impala Platinum Holdings Ltd.	94,400	2,885,053
Ivanhoe Mines Ltd. (a)	3,538,500	50,158,507
Kinross Gold Corp. (a)	1,349,415	15,695,144
Lihir Gold Ltd. (a)	13,265,494	33,745,427
Newmont Mining Corp.	252,812	9,874,837
Nucor Corp.	478,649	28,072,764
POSCO sponsored ADR	337,800	40,536,000
Rio Tinto PLC (Reg.)	547,086	41,868,492
Steel Dynamics, Inc.	222,754	9,335,620
United States Steel Corp.	172,700	18,781,125
		735,237,988
Paper & Forest Products - 0.1%
Nine Dragons Paper (Holdings) Ltd.	9,310,000	21,693,805
TOTAL MATERIALS		1,184,897,231
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	11,228,616	465,987,564
Cbeyond, Inc. (a)	240,659	9,267,778
Hellenic Telecommunication Organization SA (OTE)	81,800	2,535,216
Iliad Group SA	91,140	9,251,166
Qwest Communications International, Inc. (a)	3,724,306	36,125,768
Telenor ASA sponsored ADR	382,704	22,579,536
		545,747,028

	Shares	Value
Wireless Telecommunication Services - 3.9%
America Movil SAB de CV Series L sponsored ADR	9,590,100	$ 593,914,893
American Tower Corp. Class A (a)	240,375	10,095,750
Bharti Airtel Ltd. (a)	1,193,272	24,762,513
Cellcom Israel Ltd.	101,900	2,697,293
China Mobile (Hong Kong) Ltd. sponsored ADR	279,300	15,054,270
Clearwire Corp. (d)	413,365	10,098,507
Leap Wireless International, Inc. (a)	146,925	12,415,163
MetroPCS Communications, Inc.	403,300	13,325,032
NII Holdings, Inc. (a)	2,455,254	198,237,208
Rogers Communications, Inc. Class B (non-vtg.)	417,600	17,805,578
		898,406,207
TOTAL TELECOMMUNICATION SERVICES		1,444,153,235
UTILITIES - 0.8%
Electric Utilities - 0.4%
E.ON AG sponsored ADR	537,800	29,923,192
Entergy Corp.	119,400	12,817,590
Exelon Corp.	278,000	20,182,800
FirstEnergy Corp.	230,000	14,887,900
		77,811,482
Gas Utilities - 0.1%
Energen Corp.	119,200	6,548,848
Questar Corp.	44,700	2,362,395
Southern Union Co.	680,877	22,189,781
		31,101,024
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	749,500	16,399,060
Constellation Energy Group, Inc.	61,915	5,397,131
International Power PLC	1,738,300	14,992,472
NRG Energy, Inc. (a)	107,400	4,464,618
		41,253,281
Multi-Utilities - 0.1%
Sempra Energy	185,680	10,997,826
Veolia Environnement	91,914	7,218,724
YTL Corp. BHD	5,136,700	12,274,519
		30,491,069
TOTAL UTILITIES		180,656,856
TOTAL COMMON STOCKS (Cost $14,289,846,193)		20,486,729,153
Convertible Bonds - 0.0%
	Principal Amount	Value
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kyphon, Inc.:
1% 2/1/12 (e)	$ 1,300,000	$ 1,303,120
1.25% 2/1/14 (e)	1,080,000	1,078,488
		2,381,608
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Sunpower Corp. 1.25% 2/15/27	2,380,000	2,995,825
TOTAL CONVERTIBLE BONDS (Cost $4,760,000)		5,377,433
Money Market Funds - 11.8%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	2,445,777,049	2,445,777,049
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	264,673,127	264,673,127
TOTAL MONEY MARKET FUNDS (Cost $2,710,450,176)		2,710,450,176
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $17,005,056,369)		23,202,556,762
NET OTHER ASSETS - (0.5)%		(105,125,024)
NET ASSETS - 100%		$ 23,097,431,738
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,381,608 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,898,888 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
MannKind Corp. warrants 8/3/10	8/3/05	$ 2,168
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 53,689,563
Fidelity Securities Lending Cash Central Fund	2,282,998
Total	$ 55,972,561
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	76.9%
Canada	3.9%
Mexico	2.6%
Switzerland	2.5%
Bermuda	2.3%
United Kingdom	2.3%
Netherlands Antilles	1.5%
Germany	1.1%
Others (individually less than 1%)	6.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio

VIP Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $258,079,005) - See accompanying schedule: Unaffiliated issuers (cost $14,294,606,193)	$ 20,492,106,586
Fidelity Central Funds (cost $2,710,450,176)	2,710,450,176
Total Investments (cost $17,005,056,369)		$ 23,202,556,762
Cash		1,366,259
Foreign currency held at value (cost $85,262)		84,845
Receivable for investments sold		180,423,504
Receivable for fund shares sold		14,269,411
Dividends receivable		17,363,086
Interest receivable		22,417
Distributions receivable from Fidelity Central Funds		10,340,822
Prepaid expenses		42,557
Other receivables		394,066
Total assets		23,426,863,729

Liabilities
Payable for investments purchased	$ 38,574,933
Payable for fund shares redeemed	10,460,807
Accrued management fee	10,729,206
Distribution fees payable	1,864,367
Other affiliated payables	1,460,640
Other payables and accrued expenses	1,668,911
Collateral on securities loaned, at value	264,673,127
Total liabilities		329,431,991

Net Assets		$ 23,097,431,738
Net Assets consist of:
Paid in capital		$ 15,910,339,994
Undistributed net investment income		81,305,644
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		908,876,880
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,196,909,220
Net Assets		$ 23,097,431,738

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($11,902,101,320 ÷ 351,479,918 shares)	$ 33.86

Service Class: Net Asset Value, offering price and redemption price per share ($2,878,413,984 ÷ 85,290,877 shares)	$ 33.75

Service Class 2: Net Asset Value, offering price and redemption price per share ($7,869,272,828 ÷ 235,408,568 shares)	$ 33.43

Service Class 2R: Net Asset Value, offering price and redemption price per share ($29,041,414 ÷ 871,330 shares)	$ 33.33

Investor Class: Net Asset Value, offering price and redemption price per share ($418,602,192 ÷ 12,393,327 shares)	$ 33.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Contrafund Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 112,537,626
Interest		69,251
Income from Fidelity Central Funds (including $2,282,998 from security lending)		55,972,561
Total income		168,579,438

Expenses
Management fee	$ 61,368,132
Transfer agent fees	7,448,028
Distribution fees	10,181,888
Accounting and security lending fees	916,101
Custodian fees and expenses	497,349
Independent trustees' compensation	33,464
Appreciation in deferred trustee compensation account	50
Registration fees	18,981
Audit	86,898
Legal	68,545
Miscellaneous	1,228,256
Total expenses before reductions	81,847,692
Expense reductions	(446,206)	81,401,486
Net investment income (loss)		87,177,952
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	931,603,197
Foreign currency transactions	(244,500)
Total net realized gain (loss)		931,358,697
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $539,555)	864,856,791
Assets and liabilities in foreign currencies	(7,157)
Total change in net unrealized appreciation (depreciation)		864,849,634
Net gain (loss)		1,796,208,331
Net increase (decrease) in net assets resulting from operations		$ 1,883,386,283

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 87,177,952	$ 146,490,296
Net realized gain (loss)	931,358,697	1,751,707,257
Change in net unrealized appreciation (depreciation)	864,849,634	204,105,274
Net increase (decrease) in net assets resulting from operations	1,883,386,283	2,102,302,827
Distributions to shareholders from net investment income	(6,691,601)	(229,158,054)
Distributions to shareholders from net realized gain	(267,664,022)	(1,647,656,034)
Total distributions	(274,355,623)	(1,876,814,088)
Share transactions - net increase (decrease)	598,165,616	3,705,781,627
Redemption fees	6,724	9,940
Total increase (decrease) in net assets	2,207,203,000	3,931,280,306

Net Assets
Beginning of period	20,890,228,738	16,958,948,432
End of period (including undistributed net investment income of $81,305,644 and undistributed net investment income of $567,221, respectively)	$ 23,097,431,738	$ 20,890,228,738

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.47	$ 31.03	$ 26.62	$ 23.13	$ 18.10	$ 20.13
Income from Investment Operations
Net investment income (loss) E	.14	.27	.18	.08	.07	.10
Net realized and unrealized gain (loss)	2.66	3.30	4.32	3.49	5.05	(1.97)
Total from investment operations	2.80	3.57	4.50	3.57	5.12	(1.87)
Distributions from net investment income	(.01)	(.42)	(.08)	(.08)	(.09)	(.16)
Distributions from net realized gain	(.40)	(2.71)	(.01)	-	-	-
Total distributions	(.41)	(3.13)	(.09) J	(.08)	(.09)	(.16)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.86	$ 31.47	$ 31.03	$ 26.62	$ 23.13	$ 18.10
Total Return B, C, D	8.99%	11.72%	16.94%	15.48%	28.46%	(9.35)%
Ratios to Average Net Assets F, H
Expenses before reductions	.65% A	.66%	.66%	.68%	.67%	.68%
Expenses net of fee waivers, if any	.65% A	.66%	.66%	.68%	.67%	.68%
Expenses net of all reductions	.65% A	.65%	.64%	.66%	.65%	.64%
Net investment income (loss)	.89% A	.85%	.66%	.35%	.34%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,902,101	$ 11,595,588	$ 11,099,527	$ 9,127,616	$ 7,665,424	$ 5,956,028
Portfolio turnover rate G	68% A	75%	60%	64%	66%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.38	$ 30.93	$ 26.53	$ 23.06	$ 18.04	$ 20.06
Income from Investment Operations
Net investment income (loss) E	.13	.24	.16	.06	.05	.08
Net realized and unrealized gain (loss)	2.65	3.28	4.30	3.47	5.04	(1.96)
Total from investment operations	2.78	3.52	4.46	3.53	5.09	(1.88)
Distributions from net investment income	(.01)	(.36)	(.06)	(.06)	(.07)	(.14)
Distributions from net realized gain	(.40)	(2.71)	(.01)	-	-	-
Total distributions	(.41)	(3.07)	(.06) J	(.06)	(.07)	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.75	$ 31.38	$ 30.93	$ 26.53	$ 23.06	$ 18.04
Total Return B, C, D	8.95%	11.59%	16.85%	15.34%	28.35%	(9.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	.75% A	.76%	.76%	.78%	.77%	.78%
Expenses net of fee waivers, if any	.75% A	.76%	.76%	.78%	.77%	.78%
Expenses net of all reductions	.75% A	.75%	.74%	.76%	.75%	.74%
Net investment income (loss)	.79% A	.75%	.56%	.25%	.24%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,878,414	$ 2,766,343	$ 2,503,244	$ 2,111,969	$ 1,695,467	$ 1,183,683
Portfolio turnover rate G	68% A	75%	60%	64%	66%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.11	$ 30.69	$ 26.35	$ 22.93	$ 17.95	$ 20.00
Income from Investment Operations
Net investment income (loss) E	.10	.19	.11	.02	.02	.05
Net realized and unrealized gain (loss)	2.63	3.26	4.27	3.45	5.02	(1.96)
Total from investment operations	2.73	3.45	4.38	3.47	5.04	(1.91)
Distributions from net investment income	(.01)	(.32)	(.04)	(.05)	(.06)	(.14)
Distributions from net realized gain	(.40)	(2.71)	(.01)	-	-	-
Total distributions	(.41)	(3.03)	(.04) J	(.05)	(.06)	(.14)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.43	$ 31.11	$ 30.69	$ 26.35	$ 22.93	$ 17.95
Total Return B, C, D	8.86%	11.43%	16.65%	15.16%	28.20%	(9.60)%
Ratios to Average Net Assets F, H
Expenses before reductions	.90% A	.91%	.91%	.93%	.93%	.93%
Expenses net of fee waivers, if any	.90% A	.91%	.91%	.93%	.93%	.93%
Expenses net of all reductions	.90% A	.90%	.89%	.91%	.90%	.90%
Net investment income (loss)	.64% A	.60%	.40%	.10%	.09%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,869,273	$ 6,185,595	$ 3,247,909	$ 1,638,617	$ 910,341	$ 439,157
Portfolio turnover rate G	68% A	75%	60%	64%	66%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 31.02	$ 30.61	$ 26.29	$ 22.90	$ 17.95	$ 20.49
Income from Investment Operations
Net investment income (loss) E	.10	.19	.11	.02	.02	.03
Net realized and unrealized gain (loss)	2.62	3.25	4.27	3.44	5.01	(2.57)
Total from investment operations	2.72	3.44	4.38	3.46	5.03	(2.54)
Distributions from net investment income	(.01)	(.32)	(.05)	(.07)	(.08)	-
Distributions from net realized gain	(.40)	(2.71)	(.01)	-	-	-
Total distributions	(.41)	(3.03)	(.06) J	(.07)	(.08)	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 33.33	$ 31.02	$ 30.61	$ 26.29	$ 22.90	$ 17.95
Total Return B, C, D	8.86%	11.43%	16.67%	15.15%	28.18%	(12.40)%
Ratios to Average Net Assets F, H
Expenses before reductions	.90% A	.91%	.91%	.93%	.93%	.96%
Expenses net of fee waivers, if any	.90% A	.91%	.91%	.93%	.93%	.96%
Expenses net of all reductions	.90% A	.90%	.89%	.91%	.90%	.92%
Net investment income (loss)	.64% A	.60%	.39%	.10%	.08%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,041	$ 26,707	$ 19,596	$ 7,088	$ 2,705	$ 810
Portfolio turnover rate G	68% A	75%	60%	64%	66%	84%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 31.41	$ 31.00	$ 28.34
Income from Investment Operations
Net investment income (loss) E	.13	.23	.06
Net realized and unrealized gain (loss)	2.65	3.30	2.60
Total from investment operations	2.78	3.53	2.66
Distributions from net investment income	(.01)	(.41)	-
Distributions from net realized gain	(.40)	(2.71)	-
Total distributions	(.41)	(3.12)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 33.78	$ 31.41	$ 31.00
Total Return B, C, D	8.94%	11.60%	9.39%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.78%	.83% A
Expenses net of fee waivers, if any	.77% A	.78%	.83% A
Expenses net of all reductions	.76% A	.78%	.81% A
Net investment income (loss)	.78% A	.73%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 418,602	$ 315,995	$ 88,673
Portfolio turnover rate G	68% A	75%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II, (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

VIP Contrafund Portfolio

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,282,703,215
Unrealized depreciation	(106,274,847)
Net unrealized appreciation (depreciation)	$ 6,176,428,368
Cost for federal income tax purposes	$ 17,026,128,394

Trading (Redemption) Fees. Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements
(SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,798,378,231 and $7,184,176,239, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,411,222
Service Class 2	8,736,244
Service Class 2 R	34,422
$ 10,181,888

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 3,864,595
Service Class	932,313
Service Class 2	2,310,059
Service Class 2R	9,013
Investor Class	332,048
$ 7,448,028

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37,804 for the period.

VIP Contrafund Portfolio

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $25,581 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $416,777 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $24,735.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 25% of the total outstanding shares of the fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 3,637,099	$ 146,412,812
Service Class	876,747	29,683,368
Service Class 2	2,061,319	49,971,081
Service Class 2R	8,831	245,916
Investor Class	107,605	2,844,877
Total	$ 6,691,601	$ 229,158,054
From net realized gain
Initial Class	$ 145,483,969	$ 927,845,241
Service Class	35,069,866	220,821,983
Service Class 2	82,452,745	473,395,695
Service Class 2R	353,257	2,188,301
Investor Class	4,304,185	23,404,814
Total	$ 267,664,022	$ 1,647,656,034

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	7,072,603	23,200,996	$ 228,346,656	$ 746,513,275
Reinvestment of distributions	4,701,169	34,412,463	149,121,068	1,074,258,053
Shares redeemed	(28,753,294)	(46,859,093)	(929,831,464)	(1,506,940,332)
Net increase (decrease)	(16,979,522)	10,754,366	$ (552,363,740)	$ 313,830,996
Service Class
Shares sold	2,637,422	9,488,905	$ 84,725,211	$ 303,267,019
Reinvestment of distributions	1,136,472	8,047,385	35,946,613	250,505,351
Shares redeemed	(6,637,303)	(10,323,424)	(214,421,083)	(329,969,678)
Net increase (decrease)	(2,863,409)	7,212,866	$ (93,749,259)	$ 223,802,692
Service Class 2
Shares sold	41,559,131	88,990,838	$ 1,328,559,495	$ 2,818,476,660
Reinvestment of distributions	2,695,823	16,948,766	84,514,063	523,366,776
Shares redeemed	(7,675,997)	(12,941,192)	(244,413,764)	(410,406,086)
Net increase (decrease)	36,578,957	92,998,412	$ 1,168,659,794	$ 2,931,437,350
Service Class 2R
Shares sold	133,687	392,552	$ 4,288,713	$ 12,396,986
Reinvestment of distributions	11,583	79,071	362,088	2,434,217
Shares redeemed	(134,912)	(250,898)	(4,235,505)	(7,851,502)
Net increase (decrease)	10,358	220,725	$ 415,296	$ 6,979,701
Investor Class
Shares sold	2,421,083	6,562,505	$ 78,146,893	$ 210,043,156
Reinvestment of distributions	139,349	842,134	4,411,790	26,249,690
Shares redeemed	(227,847)	(203,925)	(7,355,158)	(6,561,958)
Net increase (decrease)	2,332,585	7,200,714	$ 75,203,525	$ 229,730,888

VIP Contrafund Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCONR-SANN-0807
1.833452.101

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Disciplined Small Cap Portfolio

VIP Disciplined Small Cap Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,082.70	$ 5.16
Hypothetical A	$ 1,000.00	$ 1,019.84	$ 5.01
Service Class
Actual	$ 1,000.00	$ 1,081.00	$ 5.68
Hypothetical A	$ 1,000.00	$ 1,019.34	$ 5.51
Service Class 2
Actual	$ 1,000.00	$ 1,080.20	$ 6.34
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.16
Investor Class
Actual	$ 1,000.00	$ 1,081.00	$ 5.83
Hypothetical A	$ 1,000.00	$ 1,019.19	$ 5.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	1.00%
Service Class	1.10%
Service Class 2	1.23%
Investor Class	1.13%

Semiannual Report

VIP Disciplined Small Cap Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Chemed Corp.	0.6	0.0
GrafTech International Ltd.	0.6	0.0
Quanex Corp.	0.6	0.0
Ceradyne, Inc.	0.6	0.2
Steris Corp.	0.6	0.0
Terra Industries, Inc.	0.6	0.0
Bob Evans Farms, Inc.	0.6	0.0
USEC, Inc.	0.6	0.4
Novatel Wireless, Inc.	0.6	0.0
Kyphon, Inc.	0.5	0.0
	5.9
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.3	20.9
Information Technology	18.4	19.2
Consumer Discretionary	17.1	16.0
Industrials	15.2	14.8
Health Care	10.9	11.9
Asset Allocation (% of fund's net assets)
As of June 30, 2007*		As of December 31, 2006**
	Stocks and Equity Futures 100.0%		Stocks and Equity Futures 99.9%
	Short-Term Investments and Net Other Asset 0.0%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	0.7%	** Foreign investments	0.0%

VIP Disciplined Small Cap Portfolio

VIP Disciplined Small Cap Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 17.1%
Auto Components - 1.2%
Aftermarket Technology Corp. (a)	7,798	$ 231,445
ArvinMeritor, Inc.	2,699	59,918
Drew Industries, Inc. (a)	6,921	229,362
		520,725
Automobiles - 0.3%
Monaco Coach Corp.	6,923	99,345
Winnebago Industries, Inc.	452	13,343
		112,688
Diversified Consumer Services - 2.5%
Bright Horizons Family Solutions, Inc. (a)	966	37,587
Capella Education Co.	5,086	234,109
DeVry, Inc.	6,743	229,397
Jackson Hewitt Tax Service, Inc.	2,513	70,640
Sotheby's Class A (ltd. vtg.)	3,996	183,896
Stewart Enterprises, Inc. Class A	25,741	200,522
Strayer Education, Inc.	1,384	182,287
		1,138,438
Hotels, Restaurants & Leisure - 4.1%
Ambassadors Group, Inc.	4,994	177,437
Bob Evans Farms, Inc.	7,015	258,503
Buffalo Wild Wings, Inc. (a)	3,796	157,876
CBRL Group, Inc.	2,678	113,761
CEC Entertainment, Inc. (a)	3,017	106,198
Chipotle Mexican Grill, Inc. Class A (a)(d)	1,054	89,885
Churchill Downs, Inc.	4,267	223,505
CKE Restaurants, Inc.	5,807	116,546
Domino's Pizza, Inc.	2,108	38,513
Dover Downs Gaming & Entertainment, Inc.	5,710	85,707
IHOP Corp.	1,865	101,512
Papa John's International, Inc. (a)	6,311	181,504
Pinnacle Entertainment, Inc. (a)	3,181	89,545
Sonic Corp. (a)	2,902	64,192
Speedway Motorsports, Inc.	1,453	58,091
		1,862,775
Household Durables - 0.5%
Tempur-Pedic International, Inc.	3,619	93,732
Universal Electronics, Inc. (a)	3,795	137,834
		231,566
Internet & Catalog Retail - 1.5%
Blue Nile, Inc. (a)	3,769	227,648
FTD Group, Inc.	3,424	63,036
GSI Commerce, Inc. (a)	5,986	135,942
Priceline.com, Inc. (a)	1,113	76,508
Shutterfly, Inc.	8,275	178,326
		681,460

	Shares	Value
Media - 3.2%
Arbitron, Inc.	691	$ 35,607
Belo Corp. Series A	11,287	232,399
Catalina Marketing Corp.	1,004	31,626
Citadel Broadcasting Corp.	10,000	64,500
Cox Radio, Inc. Class A (a)	6,038	85,981
Gemstar-TV Guide International, Inc. (a)	47,529	233,843
Harris Interactive, Inc. (a)	5,973	31,956
Interactive Data Corp.	7,676	205,563
Lee Enterprises, Inc.	5,051	105,364
Marvel Entertainment, Inc. (a)	2,212	56,362
Radio One, Inc. Class D (non-vtg.) (a)	7,565	53,409
Sinclair Broadcast Group, Inc. Class A	12,099	172,048
Westwood One, Inc.	11,977	86,115
World Wrestling Entertainment, Inc. Class A	3,260	52,127
		1,446,900
Multiline Retail - 0.2%
Big Lots, Inc. (a)	2,951	86,818
Specialty Retail - 2.6%
Aeropostale, Inc. (a)	5,780	240,910
Dress Barn, Inc. (a)	4,314	88,523
DSW, Inc. Class A (a)	2,496	86,911
Gymboree Corp. (a)	3,076	121,225
J. Crew Group, Inc.	2,716	146,908
Jo-Ann Stores, Inc. (a)	6,998	198,953
Midas, Inc. (a)	3,917	88,798
Payless ShoeSource, Inc. (a)	4,717	148,821
The Buckle, Inc.	721	28,407
The Men's Wearhouse, Inc.	848	43,307
		1,192,763
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	1,500	64,545
Fossil, Inc. (a)	3,231	95,282
Kellwood Co.	2,908	81,773
Maidenform Brands, Inc. (a)	4,601	91,376
Phillips-Van Heusen Corp.	1,926	116,658
		449,634
TOTAL CONSUMER DISCRETIONARY		7,723,767
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 1.5%
Casey's General Stores, Inc.	5,184	141,316
Longs Drug Stores Corp.	4,339	227,884
Nash-Finch Co.	4,676	231,462
Topps Co., Inc.	7,510	78,930
		679,592
Food Products - 1.0%
Corn Products International, Inc.	1,219	55,404
Ralcorp Holdings, Inc. (a)	3,250	173,713
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Reddy Ice Holdings, Inc.	6,111	$ 174,286
TreeHouse Foods, Inc. (a)	1,600	42,576
		445,979
Personal Products - 1.2%
Chattem, Inc. (a)	2,122	134,492
Elizabeth Arden, Inc. (a)	8,748	212,226
NBTY, Inc. (a)	1,992	86,054
Prestige Brands Holdings, Inc. (a)	7,377	95,753
		528,525
TOTAL CONSUMER STAPLES		1,654,096
ENERGY - 4.2%
Energy Equipment & Services - 2.3%
Complete Production Services, Inc.	4,139	106,993
Grey Wolf, Inc. (a)	11,813	97,339
Gulfmark Offshore, Inc. (a)	4,063	208,107
Hornbeck Offshore Services, Inc. (a)	3,760	145,738
NATCO Group, Inc. Class A (a)	3,426	157,733
Parker Drilling Co. (a)	10,817	114,011
Trico Marine Services, Inc. (a)	5,427	221,856
		1,051,777
Oil, Gas & Consumable Fuels - 1.9%
Alon USA Energy, Inc.	4,688	206,319
Mariner Energy, Inc. (a)	8,943	216,868
Penn Virginia Corp.	1,194	47,999
Rosetta Resources, Inc. (a)	4,547	97,942
USEC, Inc. (a)	11,721	257,628
Western Refining, Inc.	753	43,523
		870,279
TOTAL ENERGY		1,922,056
FINANCIALS - 19.3%
Capital Markets - 1.6%
ACA Capital Holdings, Inc.	15,248	181,451
Apollo Investment Corp.	1,407	30,279
Cohen & Steers, Inc.	684	29,720
GAMCO Investors, Inc. Class A	3,428	192,139
Knight Capital Group, Inc. Class A (a)	6,801	112,897
MCG Capital Corp.	2,761	44,231
Waddell & Reed Financial, Inc. Class A	4,811	125,134
		715,851
Commercial Banks - 4.6%
Banner Corp.	1,342	45,709
Central Pacific Financial Corp.	2,556	84,374
City Holding Co.	3,132	120,050
Community Bank of Nevada (a)	6,165	172,497
Community Bank System, Inc.	2,700	54,054
Community Trust Bancorp, Inc.	1,009	32,591

	Shares	Value
First Community Bancorp, California	720	$ 41,191
First Community Bancshares, Inc.	2,045	63,784
First Republic Bank, California	304	16,313
Frontier Financial Corp., Washington	1,727	38,909
Green Bankshares, Inc.	2,417	75,555
Hanmi Financial Corp.	5,660	96,560
Integra Bank Corp.	1,585	34,030
Macatawa Bank Corp.	2,979	47,396
Nara Bancorp, Inc.	5,718	91,088
Old Second Bancorp, Inc.	3,470	101,185
Preferred Bank, Los Angeles California	1,783	71,320
Prosperity Bancshares, Inc.	700	22,932
Seacoast Banking Corp., Florida	7,405	161,059
Southwest Bancorp, Inc., Oklahoma	777	18,679
Sterling Financial Corp., Washington	1,900	54,986
SVB Financial Group (a)	4,542	241,226
UCBH Holdings, Inc.	778	14,214
W Holding Co., Inc.	37,748	99,655
Washington Trust Bancorp, Inc.	3,145	79,285
WesBanco, Inc.	822	24,249
West Coast Bancorp, Oregon	6,205	188,570
		2,091,461
Consumer Finance - 0.6%
Advance America Cash Advance Centers, Inc.	3,084	54,710
Advanta Corp. Class B	3,597	112,011
QC Holdings, Inc.	7,560	113,400
		280,121
Diversified Financial Services - 0.3%
Asset Acceptance Capital Corp.	4,045	71,597
Asta Funding, Inc. (d)	1,528	58,721
		130,318
Insurance - 3.5%
Argonaut Group, Inc.	3,766	117,537
Aspen Insurance Holdings Ltd.	3,404	95,550
Assured Guaranty Ltd.	2,110	62,372
EMC Insurance Group	791	19,633
FBL Financial Group, Inc. Class A	2,997	117,842
FPIC Insurance Group, Inc. (a)	1,136	46,315
Harleysville Group, Inc.	2,459	82,032
Horace Mann Educators Corp.	4,294	91,205
IPC Holdings Ltd.	2,106	68,003
Phoenix Companies, Inc.	16,185	242,937
Platinum Underwriters Holdings Ltd.	2,426	84,304
ProAssurance Corp. (a)	1,959	109,058
RLI Corp.	4,412	246,851
SeaBright Insurance Holdings, Inc. (a)	12,000	209,760
		1,593,399
Real Estate Investment Trusts - 7.4%
Acadia Realty Trust (SBI)	4,221	109,535
Alexandria Real Estate Equities, Inc.	1,218	117,927
Arbor Realty Trust, Inc.	3,235	83,495
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Capital Lease Funding, Inc.	16,940	$ 182,105
Capital Trust, Inc. Class A	2,301	78,556
DiamondRock Hospitality Co.	1,493	28,486
Entertainment Properties Trust (SBI)	2,440	131,223
Equity Inns, Inc.	10,552	236,365
Extra Space Storage, Inc.	11,945	197,093
FelCor Lodging Trust, Inc.	9,058	235,780
First Industrial Realty Trust, Inc.	2,290	88,760
Getty Realty Corp.	6,575	172,791
Gramercy Capital Corp.	3,021	83,198
Highland Hospitality Corp.	11,151	214,099
Home Properties, Inc.	1,304	67,717
Innkeepers USA Trust (SBI)	1,732	30,708
KKR Financial Holdings LLC	4,040	100,636
LaSalle Hotel Properties (SBI)	2,428	105,424
Mid-America Apartment Communities, Inc.	377	19,785
National Retail Properties, Inc.	4,762	104,097
Nationwide Health Properties, Inc.	4,505	122,536
Newcastle Investment Corp.	1,723	43,196
NorthStar Realty Finance Corp.	10,258	128,328
Omega Healthcare Investors, Inc.	3,977	62,956
Pennsylvania (REIT) (SBI)	863	38,257
PS Business Parks, Inc.	1,820	115,333
Realty Income Corp.	3,387	85,319
Resource Capital Corp.	3,664	51,223
Saul Centers, Inc.	171	7,755
Senior Housing Properties Trust (SBI)	2,646	53,846
Sovran Self Storage, Inc.	746	35,927
Spirit Finance Corp.	4,749	69,145
Sunstone Hotel Investors, Inc.	545	15,473
Tanger Factory Outlet Centers, Inc.	2,264	84,787
Winston Hotels, Inc.	2,712	40,680
		3,342,541
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	586	66,511
Thrifts & Mortgage Finance - 1.2%
BankUnited Financial Corp. Class A	2,542	51,018
City Bank Lynnwood, Washington	1,701	53,599
Corus Bankshares, Inc. (d)	10,520	181,575
MAF Bancorp., Inc.	2,605	141,347
Triad Guaranty, Inc. (a)	2,012	80,339
WSFS Financial Corp.	257	16,816
		524,694
TOTAL FINANCIALS		8,744,896

	Shares	Value
HEALTH CARE - 10.9%
Biotechnology - 1.6%
Alkermes, Inc. (a)	7,344	$ 107,222
Cubist Pharmaceuticals, Inc. (a)	3,700	72,927
Digene Corp. (a)	867	52,063
Human Genome Sciences, Inc. (a)	7,333	65,410
Metabolix, Inc.	2,336	58,470
Myriad Genetics, Inc. (a)	2,605	96,880
OSI Pharmaceuticals, Inc. (a)	3,570	129,270
Regeneron Pharmaceuticals, Inc. (a)	3,500	62,720
Trubion Pharmaceuticals, Inc.	3,910	81,641
		726,603
Health Care Equipment & Supplies - 3.4%
CONMED Corp. (a)	2,740	80,227
Greatbatch, Inc. (a)	3,700	119,880
Haemonetics Corp. (a)	3,480	183,083
Hologic, Inc. (a)	2,388	132,080
Integra LifeSciences Holdings Corp. (a)	1,309	64,691
Kyphon, Inc. (a)	5,286	254,521
Mentor Corp.	2,300	93,564
Meridian Bioscience, Inc.	10,394	225,134
Steris Corp.	8,659	264,965
SurModics, Inc. (a)	1,990	99,500
Zoll Medical Corp. (a)	1,994	44,486
		1,562,131
Health Care Providers & Services - 3.5%
AmSurg Corp. (a)	2,944	71,068
Animal Health International, Inc.	14,078	203,990
Apria Healthcare Group, Inc. (a)	3,091	88,928
Chemed Corp.	4,211	279,147
Gentiva Health Services, Inc. (a)	2,152	43,169
Healthspring, Inc. (a)	7,564	144,170
InVentiv Health, Inc. (a)	2,655	97,200
LCA-Vision, Inc.	3,606	170,420
LHC Group, Inc. (a)	1,099	28,794
Magellan Health Services, Inc. (a)	2,885	134,066
Medcath Corp. (a)	3,186	101,315
Molina Healthcare, Inc. (a)	1,286	39,249
Visicu, Inc.	20,071	183,650
		1,585,166
Health Care Technology - 0.5%
Phase Forward, Inc. (a)	8,403	141,422
Vital Images, Inc. (a)	2,433	66,080
		207,502
Life Sciences Tools & Services - 0.8%
Dionex Corp. (a)	1,431	101,587
Exelixis, Inc. (a)	10,169	123,045
PharmaNet Development Group, Inc. (a)	828	26,397
Varian, Inc. (a)	1,736	95,185
		346,214
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.1%
Cypress Bioscience, Inc. (a)	5,559	$ 73,712
MGI Pharma, Inc. (a)	3,757	84,044
Noven Pharmaceuticals, Inc. (a)	1,935	45,376
Obagi Medical Products, Inc.	4,513	79,970
Perrigo Co.	1,776	34,774
Sciele Pharma, Inc. (a)	5,296	124,774
ViroPharma, Inc. (a)	4,500	62,100
		504,750
TOTAL HEALTH CARE		4,932,366
INDUSTRIALS - 15.2%
Aerospace & Defense - 2.0%
Ceradyne, Inc. (a)	3,677	271,951
Cubic Corp.	7,500	226,350
Orbital Sciences Corp. (a)	9,802	205,940
Teledyne Technologies, Inc. (a)	3,238	148,786
United Industrial Corp.	945	56,681
		909,708
Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	3,884	228,923
Hub Group, Inc. Class A	4,022	141,414
Pacer International, Inc.	3,528	82,979
		453,316
Airlines - 0.5%
Republic Airways Holdings, Inc. (a)	2,585	52,605
SkyWest, Inc.	6,575	156,682
		209,287
Building Products - 0.7%
American Woodmark Corp.	670	23,182
Goodman Global, Inc.	10,433	231,821
Lennox International, Inc.	1,388	47,511
		302,514
Commercial Services & Supplies - 3.8%
ABM Industries, Inc.	3,197	82,515
Administaff, Inc.	1,976	66,176
American Reprographics Co. (a)	2,265	69,739
Brady Corp. Class A	1,336	49,619
Deluxe Corp.	3,506	142,379
Diamond Management & Technology Consultants, Inc.	14,017	185,024
Heidrick & Struggles International, Inc. (a)	3,509	179,801
Herman Miller, Inc.	1,800	56,880
Hudson Highland Group, Inc. (a)	10,226	218,734
IHS, Inc. Class A (a)	2,339	107,594
Knoll, Inc.	6,780	151,872

	Shares	Value
Korn/Ferry International (a)	9,116	$ 239,386
Watson Wyatt Worldwide, Inc. Class A	3,176	160,324
		1,710,043
Construction & Engineering - 0.9%
EMCOR Group, Inc. (a)	715	52,124
Granite Construction, Inc.	1,665	106,860
Perini Corp. (a)	1,144	70,390
Quanta Services, Inc. (a)	2,496	76,552
Washington Group International, Inc. (a)	1,054	84,331
		390,257
Electrical Equipment - 2.4%
Acuity Brands, Inc.	3,710	223,639
Belden CDT, Inc.	3,365	186,253
Genlyte Group, Inc. (a)	1,067	83,802
GrafTech International Ltd. (a)	16,390	276,008
Regal-Beloit Corp.	1,994	92,801
Vicor Corp.	5,529	73,149
Woodward Governor Co.	3,017	161,922
		1,097,574
Machinery - 3.6%
Actuant Corp. Class A	2,174	137,092
AGCO Corp. (a)	1,284	55,738
American Railcar Industries, Inc.	4,791	186,849
Astec Industries, Inc. (a)	2,758	116,443
Cascade Corp.	3,122	244,890
Crane Co.	1,336	60,721
EnPro Industries, Inc. (a)	3,701	158,366
Gardner Denver, Inc. (a)	1,144	48,677
Lincoln Electric Holdings, Inc.	603	44,767
Middleby Corp. (a)	1,800	107,676
Robbins & Myers, Inc.	2,978	158,221
Valmont Industries, Inc.	858	62,428
Wabtec Corp.	6,148	224,586
Watts Water Technologies, Inc. Class A	578	21,658
		1,628,112
Road & Rail - 0.1%
Genesee & Wyoming, Inc. Class A (a)	1,493	44,551
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	3,570	105,315
TOTAL INDUSTRIALS		6,850,677
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 3.6%
3Com Corp. (a)	54,253	224,065
Arris Group, Inc. (a)	10,622	186,841
C-COR, Inc. (a)	10,745	151,075
CommScope, Inc. (a)	2,072	120,901
Comtech Telecommunications Corp. (a)	2,629	122,038
Dycom Industries, Inc. (a)	5,647	169,297
Foundry Networks, Inc. (a)	8,702	144,975
NETGEAR, Inc. (a)	3,817	138,366
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Oplink Communications, Inc. (a)	2,400	$ 36,000
Polycom, Inc. (a)	4,539	152,510
Sycamore Networks, Inc. (a)	24,793	99,668
ViaSat, Inc. (a)	2,083	66,864
		1,612,600
Computers & Peripherals - 1.4%
Brocade Communications Systems, Inc. (a)	8,252	64,531
Emulex Corp. (a)	5,874	128,288
Novatel Wireless, Inc. (a)	9,849	256,271
Palm, Inc. (a)	11,956	191,416
		640,506
Electronic Equipment & Instruments - 2.3%
Aeroflex, Inc. (a)	1,731	24,528
Checkpoint Systems, Inc. (a)	3,822	96,506
Cogent, Inc. (a)	2,718	39,927
Coherent, Inc. (a)	1,841	56,169
CTS Corp.	7,168	90,747
FLIR Systems, Inc. (a)	1,557	72,011
KEMET Corp. (a)	8,123	57,267
Littelfuse, Inc. (a)	1,992	67,270
LoJack Corp. (a)	10,158	226,422
Newport Corp. (a)	3,888	60,186
Technitrol, Inc.	6,637	190,283
TTM Technologies, Inc. (a)	4,706	61,178
		1,042,494
Internet Software & Services - 1.8%
CNET Networks, Inc. (a)	24,975	204,545
Interwoven, Inc. (a)	3,693	51,850
LoopNet, Inc.	8,552	199,518
SAVVIS, Inc. (a)	1,840	91,098
SonicWALL, Inc. (a)	8,004	68,754
United Online, Inc.	7,320	120,707
ValueClick, Inc. (a)	3,153	92,887
		829,359
IT Services - 1.4%
Euronet Worldwide, Inc. (a)	7,726	225,290
Maximus, Inc.	2,987	129,576
MPS Group, Inc. (a)	15,741	210,457
Perot Systems Corp. Class A (a)	3,375	57,510
		622,833
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Energy Industries, Inc. (a)	5,635	127,689
Amkor Technology, Inc. (a)	15,371	242,093
Brooks Automation, Inc. (a)	13,061	237,057
Cymer, Inc. (a)	2,237	89,927
Exar Corp. (a)	13,854	185,644
Intevac, Inc. (a)	7,334	155,921
Kulicke & Soffa Industries, Inc. (a)	20,119	210,646

	Shares	Value
MKS Instruments, Inc. (a)	5,633	$ 156,034
SiRF Technology Holdings, Inc. (a)	2,000	41,480
Techwell, Inc.	4,524	59,264
Zoran Corp. (a)	11,729	235,049
		1,740,804
Software - 4.0%
Aspen Technology, Inc. (a)	14,575	204,050
Bottomline Technologies, Inc. (a)	4,544	56,118
CommVault Systems, Inc.	8,568	147,969
EPIQ Systems, Inc. (a)	4,039	65,270
eSpeed, Inc. Class A (a)	19,793	171,012
Jack Henry & Associates, Inc.	9,101	234,351
Manhattan Associates, Inc. (a)	3,148	87,861
MICROS Systems, Inc. (a)	2,140	116,416
MicroStrategy, Inc. Class A (a)	868	82,017
Net 1 UEPS Technologies, Inc. (a)	1,882	45,450
Quest Software, Inc. (a)	3,719	60,211
Secure Computing Corp. (a)	10,540	79,999
SPSS, Inc. (a)	4,055	178,988
Sybase, Inc. (a)	3,672	87,724
TIBCO Software, Inc. (a)	21,532	194,865
		1,812,301
TOTAL INFORMATION TECHNOLOGY		8,300,897
MATERIALS - 5.0%
Chemicals - 2.3%
CF Industries Holdings, Inc.	4,006	239,919
H.B. Fuller Co.	8,243	246,383
Hercules, Inc. (a)	6,592	129,533
Spartech Corp.	7,005	185,983
Terra Industries, Inc.	10,193	259,106
		1,060,924
Construction Materials - 0.4%
Headwaters, Inc. (a)	9,555	165,015
Containers & Packaging - 0.8%
Rock-Tenn Co. Class A	4,952	157,077
Silgan Holdings, Inc.	3,475	192,098
		349,175
Metals & Mining - 0.8%
AK Steel Holding Corp. (a)	2,194	81,990
Quanex Corp.	5,589	272,184
		354,174
Paper & Forest Products - 0.7%
Buckeye Technologies, Inc. (a)	14,835	229,497
Neenah Paper, Inc.	2,533	104,512
		334,009
TOTAL MATERIALS		2,263,297
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
Alaska Communication Systems Group, Inc.	12,608	$ 199,711
Cincinnati Bell, Inc.	42,556	245,974
Consolidated Communications Holdings, Inc.	5,532	125,023
CT Communications, Inc.	4,251	129,698
Iowa Telecommunication Services, Inc.	9,149	207,957
NTELOS Holdings Corp.	8,403	232,259
		1,140,622
UTILITIES - 1.8%
Electric Utilities - 0.3%
Westar Energy, Inc.	5,294	128,538
Gas Utilities - 1.1%
Nicor, Inc.	4,410	189,277
Northwest Natural Gas Co.	3,188	147,254
Southwest Gas Corp.	3,322	112,317
WGL Holdings, Inc.	999	32,607
		481,455
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	2,344	93,174
Multi-Utilities - 0.2%
PNM Resources, Inc.	3,594	99,877
TOTAL UTILITIES		803,044
TOTAL COMMON STOCKS (Cost $40,338,740)		44,335,718
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.59% 9/27/07 (e) (Cost $148,320)	$ 150,000	148,304
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b)	595,783	$ 595,783
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	301,000	301,000
TOTAL MONEY MARKET FUNDS (Cost $896,783)		896,783
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $41,383,843)	45,380,805
NET OTHER ASSETS - (0.4)%	(198,908)
NET ASSETS - 100%	$ 45,181,897
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
10 Mini-Russell 2000 Index Contracts	Sept. 2007	$ 842,100	$ 1,891

The face value of futures purchased as a percentage of net assets - 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $148,304.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,092
Fidelity Securities Lending Cash Central Fund	3,999
Total	$ 39,091

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio

VIP Disciplined Small Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $298,265) - See accompanying schedule: Unaffiliated issuers (cost $40,487,060)	$ 44,484,022
Fidelity Central Funds (cost $896,783)	896,783
Total Investments (cost $41,383,843)		$ 45,380,805
Cash		14,457
Receivable for investments sold		18,253
Receivable for fund shares sold		81,810
Dividends receivable		60,962
Distributions receivable from Fidelity Central Funds		12,521
Prepaid expenses		26
Receivable from investment adviser for expense reductions		137
Total assets		45,568,971

Liabilities
Payable for investments purchased	$ 15,009
Payable for fund shares redeemed	7,957
Accrued management fee	26,563
Distribution fees payable	1,153
Payable for daily variation on futures contracts	2,382
Other affiliated payables	6,223
Other payables and accrued expenses	26,787
Collateral on securities loaned, at value	301,000
Total liabilities		387,074

Net Assets		$ 45,181,897
Net Assets consist of:
Paid in capital		$ 40,636,680
Undistributed net investment income		37,085
Accumulated undistributed net realized gain (loss) on investments		509,255
Net unrealized appreciation (depreciation) on investments		3,998,877
Net Assets		$ 45,181,897

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($13,972,076 ÷ 1,118,167 shares)	$ 12.50

Service Class: Net Asset Value, offering price and redemption price per share ($1,563,823 ÷ 125,272 shares)	$ 12.48

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,806,791 ÷ 385,673 shares)	$ 12.46

Investor Class: Net Asset Value, offering price and redemption price per share ($24,839,207 ÷ 1,992,488 shares)	$ 12.47

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Disciplined Small Cap Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 195,082
Interest		1,775
Income from Fidelity Central Funds		39,091
Total income		235,948

Expenses
Management fee	$ 129,556
Transfer agent fees	25,958
Distribution fees	4,128
Accounting and security lending fees	7,099
Custodian fees and expenses	6,151
Independent trustees' compensation	50
Audit	26,009
Legal	18
Miscellaneous	2,322
Total expenses before reductions	201,291
Expense reductions	(2,792)	198,499
Net investment income (loss)		37,449
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	556,532
Futures contracts	(42,317)
Total net realized gain (loss)		514,215
Change in net unrealized appreciation (depreciation) on: Investment securities	2,276,452
Futures contracts	2,397
Total change in net unrealized appreciation (depreciation)		2,278,849
Net gain (loss)		2,793,064
Net increase (decrease) in net assets resulting from operations		$ 2,830,513

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,449	$ 27,041
Net realized gain (loss)	514,215	34,747
Change in net unrealized appreciation (depreciation)	2,278,849	1,752,176
Net increase (decrease) in net assets resulting from operations	2,830,513	1,813,964
Distributions to shareholders from net investment income	-	(31,905)
Distributions to shareholders from net realized gain	(37,121)	-
Total distributions	(37,121)	(31,905)
Share transactions - net increase (decrease)	17,525,400	18,111,240
Total increase (decrease) in net assets	20,318,792	19,893,299

Net Assets
Beginning of period	24,863,105	4,969,806
End of period (including undistributed net investment income of $37,085 and distributions in excess of net investment income of $364, respectively)	$ 45,181,897	$ 24,863,105

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.56	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.04	- J
Net realized and unrealized gain (loss)	.94	1.60	(.06)
Total from investment operations	.96	1.64	(.06)
Distributions from net investment income	-	(.02)	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.02)	(.02)	-
Net asset value, end of period	$ 12.50	$ 11.56	$ 9.94
Total Return B, C, D	8.27%	16.51%	(.60)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.03% A	1.30%	42.86% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	1.00% A	.98%	1.00% A
Net investment income (loss)	.29% A	.34%	2.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,972	$ 10,119	$ 1,242
Portfolio turnover rate G	115% A	47%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 27, 2005 (commencement of operations) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.56	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.03	- J
Net realized and unrealized gain (loss)	.93	1.60	(.06)
Total from investment operations	.94	1.63	(.06)
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.02)	(.01)	-
Net asset value, end of period	$ 12.48	$ 11.56	$ 9.94
Total Return B, C, D	8.10%	16.40%	(.60)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11% A	1.54%	42.96% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10% A
Expenses net of all reductions	1.10% A	1.08%	1.10% A
Net investment income (loss)	.19% A	.24%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,564	$ 1,446	$ 1,242
Portfolio turnover rate G	115% A	47%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 27, 2005 (commencement of operations) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	.01	- J
Net realized and unrealized gain (loss)	.93	1.61	(.06)
Total from investment operations	.93	1.62	(.06)
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.02)	(.01)	-
Net asset value, end of period	$ 12.46	$ 11.55	$ 9.94
Total Return B, C, D	8.02%	16.25%	(.60)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.23% A	1.69%	43.12% A
Expenses net of fee waivers, if any	1.23% A	1.25%	1.25% A
Expenses net of all reductions	1.22% A	1.23%	1.25% A
Net investment income (loss)	.06% A	.09%	2.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,807	$ 1,444	$ 1,242
Portfolio turnover rate G	115% A	47%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 27, 2005 (commencement of operations) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.02	- J
Net realized and unrealized gain (loss)	.93	1.61	(.06)
Total from investment operations	.94	1.63	(.06)
Distributions from net investment income	-	(.02)	-
Distributions from net realized gain	(.02)	-	-
Total distributions	(.02)	(.02)	-
Net asset value, end of period	$ 12.47	$ 11.55	$ 9.94
Total Return B, C, D	8.10%	16.40%	(.60)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.13% A	1.41%	43.46% A
Expenses net of fee waivers, if any	1.13% A	1.15%	1.15% A
Expenses net of all reductions	1.12% A	1.13%	1.15% A
Net investment income (loss)	.16% A	.19%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,839	$ 11,853	$ 1,242
Portfolio turnover rate G	115% A	47%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 27, 2005 (commencement of operations) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,386,319
Unrealized depreciation	(1,417,155)
Net unrealized appreciation (depreciation)	$ 3,969,164
Cost for federal income tax purposes	$ 41,411,641

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

VIP Disciplined Small Cap Portfolio

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $37,286,906 and $20,460,997, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 755
Service Class 2	3,373
$ 4,128

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 6,295
Service Class	495
Service Class 2	897
Investor Class	18,271
$ 25,958

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $30 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,999.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Initial Class	1.00%	$ 1,993
Service Class	1.10%	72
		$ 2,065

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $727.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 93% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ -	$ 14,319
Service Class	-	1,250
Service Class 2	-	625
Investor Class	-	15,711
Total	$ -	$ 31,905
From net realized gain
Initial Class	$ 15,054	$ -
Service Class	1,877	-
Service Class 2	1,876	-
Investor Class	18,314	-
Total	$ 37,121	$ -

VIP Disciplined Small Cap Portfolio

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	577,708	797,533	$ 6,858,438	$ 8,803,125
Reinvestment of distributions	1,270	1,253	15,054	14,319
Shares redeemed	(335,843)	(48,755)	(4,108,265)	(521,599)
Net increase (decrease)	243,135	750,031	$ 2,765,227	$ 8,295,845
Service Class
Reinvestment of distributions	158	113	$ 1,877	$ 1,250
Net increase (decrease)	158	113	$ 1,877	$ 1,250
Service Class 2
Shares sold	326,900	-	$ 4,022,958	$ -
Reinvestment of distributions	159	59	1,876	625
Shares redeemed	(66,446)	-	(818,877)	-
Net increase (decrease)	260,613	59	$ 3,205,957	$ 625
Investor Class
Shares sold	1,068,497	1,000,223	$ 12,802,743	$ 10,869,283
Reinvestment of distributions	1,548	1,376	18,314	15,711
Shares redeemed	(104,194)	(99,963)	(1,268,718)	(1,071,474)
Net increase (decrease)	965,851	901,636	$ 11,552,339	$ 9,813,520

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Geode Capital Management, LLC

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company

VDSC-SANN-0807
1.821007.101

Fidelity® Variable Insurance Products:

Index 500 Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Index 500 Portfolio

VIP Index 500 Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,069.10	$ .51
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
Service Class
Actual	$ 1,000.00	$ 1,068.50	$ 1.03
HypotheticalA	$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2
Actual	$ 1,000.00	$ 1,067.80	$ 1.79
HypotheticalA	$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.10%
Service Class	.20%
Service Class 2.35%

Semiannual Report

VIP Index 500 Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.4	3.4
General Electric Co.	2.9	3.0
AT&T, Inc.	1.9	1.0
Citigroup, Inc.	1.9	2.1
Microsoft Corp.	1.8	2.0
Bank of America Corp.	1.6	1.9
Procter & Gamble Co.	1.4	1.6
American International Group, Inc.	1.3	1.4
Chevron Corp.	1.3	1.2
Pfizer, Inc.	1.3	1.4
	18.8
Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.4	21.9
Information Technology	15.0	14.8
Health Care	11.4	11.8
Industrials	11.1	10.6
Energy	10.5	9.6
Consumer Discretionary	9.9	10.4
Consumer Staples	9.1	9.1
Telecommunication Services	3.7	3.5
Utilities	3.4	3.5
Materials	3.0	2.9
Asset Allocation
To match the Standard & Poor's 500 Index, the VIP Index 500 portfolio seeks 100% investment exposure to stocks at all times.

VIP Index 500 Portfolio

VIP Index 500 Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.2%
Johnson Controls, Inc.	45,710	$ 5,291,847
The Goodyear Tire & Rubber Co. (a)(d)	47,796	1,661,389
		6,953,236
Automobiles - 0.4%
Ford Motor Co. (d)	435,585	4,103,211
General Motors Corp.	131,069	4,954,408
Harley-Davidson, Inc.	59,669	3,556,869
		12,614,488
Distributors - 0.1%
Genuine Parts Co.	39,472	1,957,811
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	32,422	1,894,417
H&R Block, Inc.	74,814	1,748,403
		3,642,820
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	102,495	4,998,681
Darden Restaurants, Inc.	32,755	1,440,892
Harrah's Entertainment, Inc.	43,250	3,687,495
Hilton Hotels Corp.	90,297	3,022,241
International Game Technology	77,019	3,057,654
Marriott International, Inc. Class A	76,081	3,289,742
McDonald's Corp.	276,592	14,039,810
Starbucks Corp. (a)	171,620	4,503,309
Starwood Hotels & Resorts Worldwide, Inc.	49,834	3,342,366
Wendy's International, Inc.	20,214	742,865
Wyndham Worldwide Corp. (a)	42,235	1,531,441
Yum! Brands, Inc.	121,352	3,970,637
		47,627,133
Household Durables - 0.6%
Black & Decker Corp.	15,283	1,349,642
Centex Corp.	27,672	1,109,647
D.R. Horton, Inc.	63,311	1,261,788
Fortune Brands, Inc.	35,390	2,915,074
Harman International Industries, Inc.	15,093	1,762,862
KB Home (d)	17,798	700,707
Leggett & Platt, Inc.	41,040	904,932
Lennar Corp. Class A	32,258	1,179,352
Newell Rubbermaid, Inc.	64,614	1,901,590
Pulte Homes, Inc.	49,220	1,104,989
Snap-On, Inc.	13,431	678,400
The Stanley Works	19,317	1,172,542
Whirlpool Corp.	18,284	2,033,181
		18,074,706
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)(d)	72,053	4,929,146
IAC/InterActiveCorp (a)	50,622	1,752,027
		6,681,173

	Shares	Value
Leisure Equipment & Products - 0.2%
Brunswick Corp.	20,935	$ 683,109
Eastman Kodak Co.	66,651	1,854,897
Hasbro, Inc.	36,923	1,159,751
Mattel, Inc.	91,127	2,304,602
		6,002,359
Media - 3.3%
CBS Corp. Class B	169,714	5,654,870
Clear Channel Communications, Inc.	114,998	4,349,224
Comcast Corp. Class A	720,986	20,274,126
Dow Jones & Co., Inc.	15,141	869,850
E.W. Scripps Co. Class A	19,312	882,365
Gannett Co., Inc.	54,367	2,987,467
Interpublic Group of Companies, Inc.	108,630	1,238,382
McGraw-Hill Companies, Inc.	79,511	5,413,109
Meredith Corp.	9,025	555,940
News Corp. Class A	539,621	11,445,361
Omnicom Group, Inc.	76,638	4,055,683
The DIRECTV Group, Inc. (a)	178,619	4,127,885
The New York Times Co. Class A (d)	33,341	846,861
The Walt Disney Co.	459,096	15,673,537
Time Warner, Inc.	877,002	18,452,122
Tribune Co.	19,578	575,593
Viacom, Inc. Class B (non-vtg.) (a)	159,655	6,646,438
		104,048,813
Multiline Retail - 1.1%
Big Lots, Inc. (a)	25,367	746,297
Dillard's, Inc. Class A	14,111	507,008
Dollar General Corp.	72,949	1,599,042
Family Dollar Stores, Inc.	34,939	1,199,106
JCPenney Co., Inc.	52,123	3,772,663
Kohl's Corp. (a)	74,745	5,309,137
Macy's, Inc.	106,483	4,235,894
Nordstrom, Inc.	52,002	2,658,342
Sears Holdings Corp. (a)	19,078	3,233,721
Target Corp.	197,270	12,546,372
		35,807,582
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A	20,444	1,492,003
AutoNation, Inc. (a)	35,003	785,467
AutoZone, Inc. (a)	11,068	1,512,110
Bed Bath & Beyond, Inc. (a)	63,455	2,283,745
Best Buy Co., Inc.	93,787	4,377,039
Circuit City Stores, Inc.	32,041	483,178
Gap, Inc.	122,828	2,346,015
Home Depot, Inc.	457,361	17,997,155
Limited Brands, Inc.	79,286	2,176,401
Lowe's Companies, Inc.	348,681	10,701,020
Office Depot, Inc. (a)	64,055	1,940,867
OfficeMax, Inc.	17,456	686,021
RadioShack Corp.	31,406	1,040,795
Sherwin-Williams Co.	25,361	1,685,746
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	165,700	$ 3,932,061
Tiffany & Co., Inc.	31,679	1,680,888
TJX Companies, Inc.	105,382	2,898,005
		58,018,516
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	85,983	4,074,734
Jones Apparel Group, Inc.	25,229	712,719
Liz Claiborne, Inc.	24,218	903,331
NIKE, Inc. Class B	87,836	5,119,960
Polo Ralph Lauren Corp. Class A	14,197	1,392,868
VF Corp.	20,641	1,890,303
		14,093,915
TOTAL CONSUMER DISCRETIONARY		315,522,552
CONSUMER STAPLES - 9.1%
Beverages - 2.0%
Anheuser-Busch Companies, Inc.	176,027	9,181,568
Brown-Forman Corp. Class B (non-vtg.)	18,257	1,334,222
Coca-Cola Enterprises, Inc.	64,625	1,551,000
Constellation Brands, Inc. Class A (sub. vtg.)	44,758	1,086,724
Molson Coors Brewing Co. Class B	10,970	1,014,286
Pepsi Bottling Group, Inc.	30,479	1,026,533
PepsiCo, Inc.	377,382	24,473,223
The Coca-Cola Co.	465,573	24,354,124
		64,021,680
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	103,477	6,055,474
CVS Caremark Corp.	357,589	13,034,119
Kroger Co.	164,018	4,613,826
Safeway, Inc.	102,308	3,481,541
SUPERVALU, Inc.	48,145	2,230,076
Sysco Corp.	143,166	4,723,046
Wal-Mart Stores, Inc.	561,624	27,019,731
Walgreen Co.	231,868	10,095,533
Whole Foods Market, Inc.	32,751	1,254,363
		72,507,709
Food Products - 1.4%
Archer-Daniels-Midland Co.	151,222	5,003,936
Campbell Soup Co.	50,266	1,950,823
ConAgra Foods, Inc.	115,395	3,099,510
Dean Foods Co.	30,117	959,829
General Mills, Inc.	80,244	4,687,854
H.J. Heinz Co.	75,260	3,572,592
Hershey Co.	39,716	2,010,424
Kellogg Co.	58,034	3,005,581
Kraft Foods, Inc. Class A	371,634	13,100,099
McCormick & Co., Inc. (non-vtg.)	30,161	1,151,547
Sara Lee Corp.	170,185	2,961,219

	Shares	Value
Tyson Foods, Inc. Class A	58,568	$ 1,349,407
Wm. Wrigley Jr. Co.	49,951	2,762,790
		45,615,611
Household Products - 2.0%
Clorox Co.	35,159	2,183,374
Colgate-Palmolive Co.	118,500	7,684,725
Kimberly-Clark Corp.	105,675	7,068,601
Procter & Gamble Co.	729,530	44,639,941
		61,576,641
Personal Products - 0.2%
Avon Products, Inc.	101,676	3,736,593
Estee Lauder Companies, Inc. Class A	27,334	1,243,970
		4,980,563
Tobacco - 1.2%
Altria Group, Inc.	487,272	34,177,258
Reynolds American, Inc. (d)	39,639	2,584,463
UST, Inc.	37,107	1,993,017
		38,754,738
TOTAL CONSUMER STAPLES		287,456,942
ENERGY - 10.5%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	74,214	6,243,624
BJ Services Co.	67,959	1,932,754
ENSCO International, Inc.	34,540	2,107,285
Halliburton Co.	211,764	7,305,858
Nabors Industries Ltd. (a)	65,221	2,177,077
National Oilwell Varco, Inc. (a)	41,149	4,289,372
Noble Corp.	31,050	3,027,996
Rowan Companies, Inc.	25,633	1,050,440
Schlumberger Ltd. (NY Shares)	273,045	23,192,442
Smith International, Inc.	46,445	2,723,535
Transocean, Inc. (a)	66,757	7,074,907
Weatherford International Ltd. (a)	78,145	4,316,730
		65,442,020
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	107,480	5,587,885
Apache Corp.	76,722	6,259,748
Chesapeake Energy Corp.	94,862	3,282,225
Chevron Corp.	497,927	41,945,370
ConocoPhillips	378,651	29,724,104
CONSOL Energy, Inc.	42,186	1,945,196
Devon Energy Corp.	103,053	8,068,019
El Paso Corp.	162,229	2,795,206
EOG Resources, Inc.	56,667	4,140,091
Exxon Mobil Corp.	1,305,093	109,471,197
Hess Corp.	63,215	3,727,156
Marathon Oil Corp.	158,920	9,528,843
Murphy Oil Corp.	43,585	2,590,692
Occidental Petroleum Corp.	193,175	11,180,969
Peabody Energy Corp.	61,387	2,969,903
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Corp.	146,380	$ 3,800,025
Sunoco, Inc.	28,137	2,241,956
Valero Energy Corp.	127,188	9,394,106
Williams Companies, Inc.	138,741	4,386,990
XTO Energy, Inc.	88,817	5,337,902
		268,377,583
TOTAL ENERGY		333,819,603
FINANCIALS - 20.4%
Capital Markets - 3.6%
Ameriprise Financial, Inc.	54,501	3,464,629
Bank of New York Co., Inc.	175,138	7,257,719
Bear Stearns Companies, Inc.	27,577	3,860,780
Charles Schwab Corp.	234,417	4,810,237
E*TRADE Financial Corp.	98,894	2,184,568
Federated Investors, Inc. Class B (non-vtg.)	20,520	786,532
Franklin Resources, Inc.	38,170	5,056,380
Goldman Sachs Group, Inc.	94,633	20,511,703
Janus Capital Group, Inc.	42,955	1,195,867
Legg Mason, Inc.	30,467	2,997,343
Lehman Brothers Holdings, Inc.	123,395	9,195,395
Mellon Financial Corp.	96,454	4,243,976
Merrill Lynch & Co., Inc.	201,744	16,861,764
Morgan Stanley	244,170	20,480,980
Northern Trust Corp.	43,715	2,808,252
State Street Corp.	92,000	6,292,800
T. Rowe Price Group, Inc.	61,538	3,193,207
		115,202,132
Commercial Banks - 3.7%
BB&T Corp.	125,699	5,113,435
Comerica, Inc.	36,129	2,148,592
Commerce Bancorp, Inc.	44,337	1,640,026
Compass Bancshares, Inc.	30,514	2,104,856
Fifth Third Bancorp	127,440	5,068,289
First Horizon National Corp. (d)	29,133	1,136,187
Huntington Bancshares, Inc.	84,635	1,924,600
KeyCorp	90,886	3,120,116
M&T Bank Corp.	17,554	1,876,523
Marshall & Ilsley Corp.	60,029	2,859,181
National City Corp.	133,390	4,444,555
PNC Financial Services Group, Inc.	79,909	5,719,886
Regions Financial Corp.	163,263	5,404,005
SunTrust Banks, Inc.	82,621	7,083,925
Synovus Financial Corp.	75,753	2,325,617
U.S. Bancorp, Delaware	402,821	13,272,952
Wachovia Corp.	443,278	22,717,998

	Shares	Value
Wells Fargo & Co.	773,739	$ 27,212,401
Zions Bancorp	25,484	1,959,974
		117,133,118
Consumer Finance - 0.9%
American Express Co.	275,374	16,847,381
Capital One Financial Corp.	95,736	7,509,532
SLM Corp.	95,315	5,488,238
		29,845,151
Diversified Financial Services - 5.0%
Bank of America Corp.	1,028,125	50,265,031
Chicago Mercantile Exchange Holdings, Inc. Class A	8,227	4,396,180
CIT Group, Inc.	44,432	2,436,207
Citigroup, Inc.	1,145,971	58,776,853
JPMorgan Chase & Co.	791,432	38,344,880
Moody's Corp.	53,284	3,314,265
		157,533,416
Insurance - 4.6%
ACE Ltd.	75,423	4,715,446
AFLAC, Inc.	113,322	5,824,751
Allstate Corp.	140,722	8,655,810
AMBAC Financial Group, Inc.	23,614	2,058,905
American International Group, Inc.	601,022	42,089,571
Aon Corp. (d)	68,023	2,898,460
Assurant, Inc.	22,989	1,354,512
Cincinnati Financial Corp.	39,775	1,726,235
Genworth Financial, Inc. Class A (non-vtg.)	96,918	3,333,979
Hartford Financial Services Group, Inc.	73,363	7,226,989
Lincoln National Corp.	62,732	4,450,835
Loews Corp.	103,265	5,264,450
Marsh & McLennan Companies, Inc.	128,677	3,973,546
MBIA, Inc.	30,303	1,885,453
MetLife, Inc.	171,813	11,078,502
Principal Financial Group, Inc.	62,041	3,616,370
Progressive Corp.	170,565	4,081,620
Prudential Financial, Inc.	108,331	10,533,023
SAFECO Corp.	24,600	1,531,596
The Chubb Corp.	93,013	5,035,724
The Travelers Companies, Inc.	153,833	8,230,066
Torchmark Corp.	22,126	1,482,442
UnumProvident Corp.	79,419	2,073,630
XL Capital Ltd. Class A	43,079	3,631,129
		146,753,044
Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co. Class A	22,508	1,134,853
Archstone-Smith Trust	51,644	3,052,677
AvalonBay Communities, Inc.	18,452	2,193,574
Boston Properties, Inc.	27,570	2,815,724
Developers Diversified Realty Corp.	28,948	1,525,849
Equity Residential (SBI)	67,359	3,073,591
General Growth Properties, Inc.	56,780	3,006,501
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Host Hotels & Resorts, Inc.	120,947	$ 2,796,295
Kimco Realty Corp.	52,547	2,000,464
Plum Creek Timber Co., Inc.	40,951	1,706,019
ProLogis Trust	59,447	3,382,534
Public Storage	28,438	2,184,607
Simon Property Group, Inc.	51,753	4,815,099
Vornado Realty Trust	30,258	3,323,539
		37,011,326
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	43,439	1,585,524
Thrifts & Mortgage Finance - 1.3%
Countrywide Financial Corp.	137,475	4,997,216
Fannie Mae	225,432	14,727,473
Freddie Mac	153,263	9,303,064
Hudson City Bancorp, Inc.	112,254	1,371,744
MGIC Investment Corp.	19,245	1,094,271
Sovereign Bancorp, Inc.	83,660	1,768,572
Washington Mutual, Inc.	205,968	8,782,476
		42,044,816
TOTAL FINANCIALS		647,108,527
HEALTH CARE - 11.4%
Biotechnology - 1.1%
Amgen, Inc. (a)	268,662	14,854,322
Biogen Idec, Inc. (a)	66,201	3,541,754
Celgene Corp. (a)	88,013	5,045,785
Genzyme Corp. (a)	60,897	3,921,767
Gilead Sciences, Inc. (a)	216,346	8,387,734
		35,751,362
Health Care Equipment & Supplies - 1.6%
Bausch & Lomb, Inc.	12,589	874,180
Baxter International, Inc.	150,941	8,504,016
Becton, Dickinson & Co.	56,757	4,228,397
Biomet, Inc.	56,875	2,600,325
Boston Scientific Corp. (a)	274,897	4,216,920
C.R. Bard, Inc.	23,925	1,976,923
Hospira, Inc. (a)	36,097	1,409,227
Medtronic, Inc.	266,790	13,835,729
St. Jude Medical, Inc. (a)	78,381	3,252,028
Stryker Corp.	69,185	4,364,882
Varian Medical Systems, Inc. (a)	29,532	1,255,405
Zimmer Holdings, Inc. (a)	54,855	4,656,641
		51,174,673
Health Care Providers & Services - 2.2%
Aetna, Inc.	119,637	5,910,068
AmerisourceBergen Corp.	44,269	2,189,987
Cardinal Health, Inc.	89,114	6,295,013
CIGNA Corp.	66,675	3,481,769
Coventry Health Care, Inc. (a)	36,219	2,088,025

	Shares	Value
Express Scripts, Inc. (a)	63,116	$ 3,156,431
Humana, Inc. (a)	38,930	2,371,226
Laboratory Corp. of America Holdings (a)	27,245	2,132,194
Manor Care, Inc.	16,952	1,106,796
McKesson Corp.	68,436	4,081,523
Medco Health Solutions, Inc. (a)	64,901	5,061,629
Patterson Companies, Inc. (a)	32,234	1,201,361
Quest Diagnostics, Inc.	36,606	1,890,700
Tenet Healthcare Corp. (a)	109,587	713,411
UnitedHealth Group, Inc.	310,457	15,876,771
WellPoint, Inc. (a)	142,169	11,349,351
		68,906,255
Health Care Technology - 0.1%
IMS Health, Inc.	45,464	1,460,758
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	42,525	1,298,714
Millipore Corp. (a)	12,505	939,000
PerkinElmer, Inc.	27,745	723,035
Thermo Fisher Scientific, Inc. (a)	97,751	5,055,682
Waters Corp. (a)	23,376	1,387,599
		9,404,030
Pharmaceuticals - 6.1%
Abbott Laboratories	356,864	19,110,067
Allergan, Inc.	71,244	4,106,504
Barr Pharmaceuticals, Inc. (a)	25,426	1,277,148
Bristol-Myers Squibb Co.	455,953	14,389,877
Eli Lilly & Co.	228,576	12,772,827
Forest Laboratories, Inc. (a)	73,640	3,361,666
Johnson & Johnson	671,063	41,350,902
King Pharmaceuticals, Inc. (a)	56,451	1,154,987
Merck & Co., Inc.	502,105	25,004,829
Mylan Laboratories, Inc.	57,551	1,046,853
Pfizer, Inc.	1,625,963	41,575,874
Schering-Plough Corp.	345,056	10,503,505
Watson Pharmaceuticals, Inc. (a)	23,754	772,718
Wyeth	311,641	17,869,495
		194,297,252
TOTAL HEALTH CARE		360,994,330
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.6%
General Dynamics Corp.	93,789	7,336,176
Goodrich Corp.	28,998	1,727,121
Honeywell International, Inc.	180,642	10,166,532
L-3 Communications Holdings, Inc.	28,944	2,818,856
Lockheed Martin Corp.	82,218	7,739,180
Northrop Grumman Corp.	79,954	6,226,018
Precision Castparts Corp.	31,876	3,868,471
Raytheon Co.	102,831	5,541,563
Rockwell Collins, Inc.	38,770	2,738,713
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	182,422	$ 17,541,700
United Technologies Corp.	230,386	16,341,279
		82,045,609
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	39,654	2,082,628
FedEx Corp.	71,310	7,913,271
United Parcel Service, Inc. Class B	245,355	17,910,915
		27,906,814
Airlines - 0.1%
Southwest Airlines Co.	180,900	2,697,219
Building Products - 0.1%
American Standard Companies, Inc.	40,741	2,402,904
Masco Corp.	87,504	2,491,239
		4,894,143
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	59,144	796,078
Avery Dennison Corp.	21,229	1,411,304
Cintas Corp.	31,243	1,231,911
Equifax, Inc.	33,701	1,496,998
Monster Worldwide, Inc. (a)	30,255	1,243,481
Pitney Bowes, Inc.	50,886	2,382,483
R.R. Donnelley & Sons Co.	50,992	2,218,662
Robert Half International, Inc.	38,516	1,405,834
Waste Management, Inc.	119,876	4,681,158
		16,867,909
Construction & Engineering - 0.1%
Fluor Corp.	20,429	2,275,178
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	42,407	2,421,016
Emerson Electric Co.	184,243	8,622,572
Rockwell Automation, Inc.	36,548	2,537,893
		13,581,481
Industrial Conglomerates - 3.9%
3M Co.	166,854	14,481,259
General Electric Co.	2,383,519	91,241,107
Textron, Inc.	29,063	3,200,127
Tyco International Ltd.	459,288	15,519,342
		124,441,835
Machinery - 1.7%
Caterpillar, Inc.	148,364	11,616,901
Cummins, Inc.	24,158	2,445,031
Danaher Corp.	55,158	4,164,429
Deere & Co.	52,123	6,293,331
Dover Corp.	47,358	2,422,362
Eaton Corp.	33,941	3,156,513
Illinois Tool Works, Inc.	95,444	5,172,110
Ingersoll-Rand Co. Ltd. Class A	69,880	3,830,822
ITT Corp.	42,101	2,874,656

	Shares	Value
PACCAR, Inc.	57,528	$ 5,007,237
Pall Corp.	28,403	1,306,254
Parker Hannifin Corp.	26,834	2,627,317
Terex Corp. (a)	23,886	1,941,932
		52,858,895
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	82,504	7,024,391
CSX Corp.	101,279	4,565,657
Norfolk Southern Corp.	91,100	4,789,127
Ryder System, Inc.	14,167	762,185
Union Pacific Corp.	62,727	7,223,014
		24,364,374
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	16,455	1,531,138
TOTAL INDUSTRIALS		353,464,595
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 2.6%
Avaya, Inc. (a)	104,222	1,755,098
Ciena Corp. (a)	19,783	714,760
Cisco Systems, Inc. (a)	1,406,564	39,172,807
Corning, Inc. (a)	364,377	9,309,832
JDS Uniphase Corp. (a)(d)	48,927	657,090
Juniper Networks, Inc. (a)	131,198	3,302,254
Motorola, Inc.	536,242	9,491,483
QUALCOMM, Inc.	386,150	16,755,049
Tellabs, Inc. (a)	101,421	1,091,290
		82,249,663
Computers & Peripherals - 3.8%
Apple, Inc. (a)	200,388	24,455,352
Dell, Inc. (a)	526,278	15,025,237
EMC Corp. (a)	486,162	8,799,532
Hewlett-Packard Co.	606,734	27,072,471
International Business Machines Corp.	316,476	33,309,099
Lexmark International, Inc. Class A (a)	21,909	1,080,333
NCR Corp. (a)	41,679	2,189,815
Network Appliance, Inc. (a)	85,965	2,510,178
QLogic Corp. (a)	36,849	613,536
SanDisk Corp. (a)	52,871	2,587,507
Sun Microsystems, Inc. (a)	827,140	4,350,756
		121,993,816
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. (a)	91,734	3,526,255
Jabil Circuit, Inc.	41,520	916,346
Molex, Inc.	32,906	987,509
Solectron Corp. (a)	209,445	770,758
Tektronix, Inc.	18,932	638,766
		6,839,634
Internet Software & Services - 1.4%
eBay, Inc. (a)	262,254	8,439,334
Google, Inc. Class A (sub. vtg.) (a)	50,525	26,443,775
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc. (a)	56,793	$ 1,802,042
Yahoo!, Inc. (a)	280,205	7,601,962
		44,287,113
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	22,974	1,303,085
Automatic Data Processing, Inc.	128,172	6,212,497
Cognizant Technology Solutions Corp. Class A (a)	33,305	2,500,872
Computer Sciences Corp. (a)	40,130	2,373,690
Convergys Corp. (a)	31,717	768,820
Electronic Data Systems Corp.	117,891	3,269,117
Fidelity National Information Services, Inc.	37,900	2,057,212
First Data Corp.	174,779	5,710,030
Fiserv, Inc. (a)	38,966	2,213,269
Paychex, Inc.	78,751	3,080,739
The Western Union Co.	179,006	3,728,695
Unisys Corp. (a)	80,566	736,373
		33,954,399
Office Electronics - 0.1%
Xerox Corp. (a)	217,161	4,013,135
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)(d)	127,523	1,823,579
Altera Corp.	82,260	1,820,414
Analog Devices, Inc.	75,781	2,852,397
Applied Materials, Inc.	320,169	6,361,758
Broadcom Corp. Class A (a)	107,790	3,152,858
Intel Corp.	1,346,037	31,981,839
KLA-Tencor Corp.	44,394	2,439,450
Linear Technology Corp.	58,806	2,127,601
LSI Corp. (a)	178,470	1,340,310
Maxim Integrated Products, Inc.	74,296	2,482,229
MEMC Electronic Materials, Inc. (a)	51,985	3,177,323
Micron Technology, Inc. (a)	175,230	2,195,632
National Semiconductor Corp.	64,641	1,827,401
Novellus Systems, Inc. (a)	29,274	830,503
NVIDIA Corp. (a)	84,078	3,473,262
Teradyne, Inc. (a)	43,953	772,694
Texas Instruments, Inc.	332,156	12,499,030
Xilinx, Inc.	69,013	1,847,478
		83,005,758
Software - 3.2%
Adobe Systems, Inc. (a)	136,227	5,469,514
Autodesk, Inc. (a)	53,563	2,521,746
BMC Software, Inc. (a)	47,254	1,431,796
CA, Inc.	95,298	2,461,547
Citrix Systems, Inc. (a)	41,837	1,408,652
Compuware Corp. (a)	69,770	827,472
Electronic Arts, Inc. (a)	71,830	3,398,996

	Shares	Value
Intuit, Inc. (a)	79,365	$ 2,387,299
Microsoft Corp.	1,950,431	57,479,202
Novell, Inc. (a)	80,690	628,575
Oracle Corp. (a)	917,081	18,075,667
Symantec Corp. (a)	208,744	4,216,629
		100,307,095
TOTAL INFORMATION TECHNOLOGY		476,650,613
MATERIALS - 3.0%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	50,184	4,033,288
Ashland, Inc.	12,944	827,769
Dow Chemical Co.	220,843	9,765,677
E.I. du Pont de Nemours & Co.	213,993	10,879,404
Eastman Chemical Co.	19,490	1,253,792
Ecolab, Inc.	40,605	1,733,834
Hercules, Inc. (a)	27,012	530,786
International Flavors & Fragrances, Inc.	17,990	937,999
Monsanto Co.	125,918	8,504,502
PPG Industries, Inc.	38,035	2,894,844
Praxair, Inc.	73,836	5,315,454
Rohm & Haas Co.	32,975	1,803,073
Sigma Aldrich Corp.	30,423	1,298,149
		49,778,571
Construction Materials - 0.1%
Vulcan Materials Co.	22,077	2,528,700
Containers & Packaging - 0.2%
Ball Corp.	23,653	1,257,630
Bemis Co., Inc.	24,232	804,018
Pactiv Corp. (a)	30,207	963,301
Sealed Air Corp.	37,428	1,161,017
Temple-Inland, Inc.	24,515	1,508,408
		5,694,374
Metals & Mining - 0.9%
Alcoa, Inc.	201,448	8,164,687
Allegheny Technologies, Inc.	23,666	2,482,090
Freeport-McMoRan Copper & Gold, Inc. Class B	86,975	7,203,270
Newmont Mining Corp.	104,509	4,082,122
Nucor Corp.	69,898	4,099,518
United States Steel Corp.	27,411	2,980,946
		29,012,633
Paper & Forest Products - 0.3%
International Paper Co.	100,911	3,940,575
MeadWestvaco Corp.	42,731	1,509,259
Weyerhaeuser Co.	50,021	3,948,158
		9,397,992
TOTAL MATERIALS		96,412,270
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	1,428,411	$ 59,279,057
CenturyTel, Inc.	25,374	1,244,595
Citizens Communications Co.	79,330	1,211,369
Embarq Corp.	34,998	2,217,823
Qwest Communications International, Inc. (a)	359,867	3,490,710
Verizon Communications, Inc.	672,640	27,692,589
Windstream Corp.	110,448	1,630,212
		96,766,355
Wireless Telecommunication Services - 0.6%
ALLTEL Corp.	80,040	5,406,702
Sprint Nextel Corp.	670,385	13,883,673
		19,290,375
TOTAL TELECOMMUNICATION SERVICES		116,056,730
UTILITIES - 3.4%
Electric Utilities - 1.7%
Allegheny Energy, Inc. (a)	38,391	1,986,350
American Electric Power Co., Inc.	92,385	4,161,020
Duke Energy Corp.	291,787	5,339,702
Edison International	75,483	4,236,106
Entergy Corp.	45,702	4,906,110
Exelon Corp.	155,837	11,313,766
FirstEnergy Corp.	70,623	4,571,427
FPL Group, Inc.	94,157	5,342,468
Pinnacle West Capital Corp.	23,223	925,437
PPL Corp.	89,217	4,174,463
Progress Energy, Inc.	58,892	2,684,886
Southern Co.	174,176	5,972,495
		55,614,230
Gas Utilities - 0.1%
Nicor, Inc.	10,431	447,699
Questar Corp.	39,944	2,111,040
		2,558,739
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	154,663	3,384,026
Constellation Energy Group, Inc.	41,859	3,648,849
Dynegy, Inc. Class A (a)	93,201	879,817
TXU Corp.	106,375	7,159,038
		15,071,730
Multi-Utilities - 1.1%
Ameren Corp.	47,786	2,341,992
CenterPoint Energy, Inc.	74,319	1,293,151
CMS Energy Corp.	52,011	894,589
Consolidated Edison, Inc.	62,673	2,827,806
Dominion Resources, Inc.	81,160	7,004,920
DTE Energy Co.	40,790	1,966,894
Integrys Energy Group, Inc.	17,534	889,500
KeySpan Corp.	40,720	1,709,426

	Shares	Value
NiSource, Inc.	63,495	$ 1,314,981
PG&E Corp.	81,434	3,688,960
Public Service Enterprise Group, Inc.	58,561	5,140,485
Sempra Energy	61,118	3,620,019
TECO Energy, Inc.	48,557	834,209
Xcel Energy, Inc.	94,736	1,939,246
		35,466,178
TOTAL UTILITIES		108,710,877
TOTAL COMMON STOCKS (Cost $1,546,609,365)		3,096,197,039
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.59% 9/27/07 (e) (Cost $3,164,163)	$ 3,200,000	3,163,808
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 5.32% (b)	66,124,579	66,124,579
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	17,960,162	17,960,162
TOTAL MONEY MARKET FUNDS (Cost $84,084,741)		84,084,741
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,633,858,269)		3,183,445,588
NET OTHER ASSETS - (0.2)%	(6,183,039)
NET ASSETS - 100%	$ 3,177,262,549
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
186 S&P 500 Index Contracts	Sept. 2007	$ 70,466,100	$ (67,431)

The face value of futures purchased as a percentage of net assets - 2.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,966,070.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,237,299
Fidelity Securities Lending Cash Central Fund	53,632
Total	$ 1,290,931
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $85,754,708 of which $51,810,548 and $33,944,160 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio

VIP Index 500 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,477,071) - See accompanying schedule: Unaffiliated issuers (cost $1,549,773,528)	$ 3,099,360,847
Fidelity Central Funds (cost $84,084,741)	84,084,741
Total Investments (cost $1,633,858,269)		$ 3,183,445,588
Cash		15,859
Receivable for investments sold		1,966,539
Receivable for fund shares sold		20,459,027
Dividends receivable		3,339,491
Distributions receivable from Fidelity Central Funds		315,377
Other receivables		39,027
Total assets		3,209,580,908

Liabilities
Payable for investments purchased	$ 4,649,380
Payable for fund shares redeemed	9,251,085
Accrued management fee	266,527
Distribution fees payable	59,087
Payable for daily variation on futures contracts	91,925
Other affiliated payables	725
Other payables and accrued expenses	39,468
Collateral on securities loaned, at value	17,960,162
Total liabilities		32,318,359

Net Assets		$ 3,177,262,549
Net Assets consist of:
Paid in capital		$ 1,665,269,503
Undistributed net investment income		27,429,824
Accumulated undistributed net realized gain (loss) on investments		(64,956,221)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,549,519,443
Net Assets		$ 3,177,262,549

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,872,651,634 ÷ 16,939,969 shares)	$ 169.58

Service Class: Net Asset Value, offering price and redemption price per share ($38,451,171 ÷ 227,354 shares)	$ 169.12

Service Class 2: Net Asset Value, offering price and redemption price per share ($266,159,744 ÷ 1,582,915 shares)	$ 168.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Index 500 Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 28,152,646
Interest		83,101
Income from Fidelity Central Funds (including $53,632 from security lending)		1,290,931
Total income		29,526,678

Expenses
Management fee	$ 1,551,151
Distribution fees	318,492
Independent trustees' compensation	4,784
Miscellaneous	3,703
Total expenses before reductions	1,878,130
Expense reductions	(5,308)	1,872,822
Net investment income (loss)		27,653,856
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,417,561
Futures contracts	986,375
Total net realized gain (loss)		25,403,936
Change in net unrealized appreciation (depreciation) on: Investment securities	153,546,079
Assets and liabilities in foreign currencies	(445)
Futures contracts	(238,126)
Total change in net unrealized appreciation (depreciation)		153,307,508
Net gain (loss)		178,711,444
Net increase (decrease) in net assets resulting from operations		$ 206,365,300

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,653,856	$ 51,640,967
Net realized gain (loss)	25,403,936	67,355,469
Change in net unrealized appreciation (depreciation)	153,307,508	301,227,789
Net increase (decrease) in net assets resulting from operations	206,365,300	420,224,225
Distributions to shareholders from net investment income	(51,669,675)	(48,550,320)
Share transactions - net increase (decrease)	(12,816,609)	(161,290,081)
Total increase (decrease) in net assets	141,879,016	210,383,824

Net Assets
Beginning of period	3,035,383,533	2,824,999,709
End of period (including undistributed net investment income of $27,429,824 and undistributed net investment income of $51,502,093, respectively)	$ 3,177,262,549	$ 3,035,383,533

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 161.36	$ 141.88	$ 137.76	$ 126.13	$ 99.92	$ 130.08
Income from Investment Operations
Net investment income (loss) E	1.49	2.71	2.36	2.18 H	1.63	1.51
Net realized and unrealized gain (loss)	9.52	19.26	4.15	11.10	26.18	(30.18)
Total from investment operations	11.01	21.97	6.51	13.28	27.81	(28.67)
Distributions from net investment income	(2.79)	(2.49)	(2.39)	(1.65)	(1.60)	(1.49)
Net asset value, end of period	$ 169.58	$ 161.36	$ 141.88	$ 137.76	$ 126.13	$ 99.92
Total Return B, C, D	6.91%	15.73%	4.82%	10.62%	28.41%	(22.25)%
Ratios to Average Net Assets F, I
Expenses before reductions	.10% A	.10%	.14%	.35%	.34%	.33%
Expenses net of fee waivers, if any	.10% A	.10%	.13%	.28%	.28%	.28%
Expenses net of all reductions	.10% A	.10%	.13%	.28%	.28%	.28%
Net investment income (loss)	1.80% A	1.83%	1.73%	1.71%	1.50%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,872,652	$ 2,780,085	$ 2,641,527	$ 2,778,226	$ 3,031,540	$ 2,497,252
Portfolio turnover rate G	4% A	6%	7%	5%	6%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.36 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 160.88	$ 141.48	$ 137.41	$ 125.86	$ 99.74	$ 129.94
Income from Investment Operations
Net investment income (loss) E	1.40	2.55	2.22	2.05 H	1.54	1.34
Net realized and unrealized gain (loss)	9.49	19.22	4.14	11.07	26.11	(30.07)
Total from investment operations	10.89	21.77	6.36	13.12	27.65	(28.73)
Distributions from net investment income	(2.65)	(2.37)	(2.29)	(1.57)	(1.53)	(1.47)
Net asset value, end of period	$ 169.12	$ 160.88	$ 141.48	$ 137.41	$ 125.86	$ 99.74
Total Return B, C, D	6.85%	15.61%	4.71%	10.51%	28.27%	(22.32)%
Ratios to Average Net Assets F, I
Expenses before reductions	.20% A	.20%	.24%	.47%	.46%	.47%
Expenses net of fee waivers, if any	.20% A	.20%	.23%	.38%	.38%	.38%
Expenses net of all reductions	.20% A	.20%	.23%	.38%	.38%	.38%
Net investment income (loss)	1.70% A	1.73%	1.63%	1.61%	1.40%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,451	$ 35,953	$ 27,178	$ 23,216	$ 15,404	$ 7,494
Portfolio turnover rate G	4% A	6%	7%	5%	6%	7%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.36 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Index 500 Portfolio
Financial Statements - continued

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 159.90	$ 140.68	$ 136.71	$ 125.31	$ 99.29	$ 129.43
Income from Investment Operations
Net investment income (loss) E	1.27	2.32	2.01	1.85 H	1.37	1.19
Net realized and unrealized gain (loss)	9.44	19.11	4.11	11.01	26.03	(30.00)
Total from investment operations	10.71	21.43	6.12	12.86	27.40	(28.81)
Distributions from net investment income	(2.46)	(2.21)	(2.15)	(1.46)	(1.38)	(1.33)
Net asset value, end of period	$ 168.15	$ 159.90	$ 140.68	$ 136.71	$ 125.31	$ 99.29
Total Return B, C, D	6.78%	15.44%	4.55%	10.34%	28.09%	(22.45)%
Ratios to Average Net Assets F, I
Expenses before reductions	.35% A	.35%	.39%	.61%	.60%	.60%
Expenses net of fee waivers, if any	.35% A	.35%	.38%	.53%	.53%	.53%
Expenses net of all reductions	.35% A	.35%	.38%	.53%	.53%	.53%
Net investment income (loss)	1.55% A	1.58%	1.48%	1.46%	1.25%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 266,160	$ 219,346	$ 156,295	$ 106,051	$ 64,844	$ 31,035
Portfolio turnover rate G	4% A	6%	7%	5%	6%	7%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.36 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II, (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,641,404,804
Unrealized depreciation	(98,056,586)
Net unrealized appreciation (depreciation)	$ 1,543,348,218
Cost for federal income tax purposes	$ 1,640,097,370

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VIP Index 500 Portfolio

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $61,996,955 and $121,549,528, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. In addition, under an expense contract, FMR pays all class-level expenses except distribution and service fees so that total expenses do not exceed .10% of each class' average net assets plus the distribution and service fee applicable to each class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 18,524
Service Class 2	299,968
$ 318,492

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Under the expense contract, the classes do not pay transfer agent fees.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3,703 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $5,308.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 33% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 47,627,824	$ 45,574,055
Service Class	592,542	458,108
Service Class 2	3,449,309	2,518,157
Total	$ 51,669,675	$ 48,550,320

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	783,209	1,178,307	$ 129,431,495	$ 175,320,988
Reinvestment of distributions	295,623	321,397	47,627,824	45,574,055
Shares redeemed	(1,367,932)	(2,888,868)	(225,499,003)	(425,165,282)
Net increase (decrease)	(289,100)	(1,389,164)	$ (48,439,684)	$ (204,270,239)
Service Class
Shares sold	16,059	43,806	$ 2,647,719	$ 6,502,305
Reinvestment of distributions	3,686	3,238	592,542	458,108
Shares redeemed	(15,868)	(15,668)	(2,575,425)	(2,303,545)
Net increase (decrease)	3,877	31,376	$ 664,836	$ 4,656,868
Service Class 2
Shares sold	359,132	477,153	$ 59,283,885	$ 69,795,173
Reinvestment of distributions	21,572	17,882	3,449,309	2,518,157
Shares redeemed	(169,594)	(234,226)	(27,774,955)	(33,990,040)
Net increase (decrease)	211,110	260,809	$ 34,958,239	$ 38,323,290

VIP Index 500 Portfolio

Semiannual Report

VIP Index 500 Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPIDX-SANN-0807
1.705630.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 17, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2007